UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – September 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Dynamic Asset Allocation Balanced Fund
Class A [PABAX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Putnam Dynamic Asset Allocation Balanced Fund returned 28.00%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark¹, which returned 35.19% and 24.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying Fundamental International Equity strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSA-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	28.00	8.87	7.41
Class A (with sales charge)	20.64	7.59	6.78
Russell 3000 Index	35.19	15.26	12.83
Putnam Balanced Blended Benchmark[1]	24.56	8.94	8.05
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,127,725,888
Total Number of Portfolio Holdings*	2,213
Total Management Fee Paid	$10,028,752
Portfolio Turnover Rate	222%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSA-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSA-1124

Putnam Dynamic Asset Allocation Balanced Fund
Class C [AABCX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Putnam Dynamic Asset Allocation Balanced Fund returned 27.06%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark¹, which returned 35.19% and 24.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying Fundamental International Equity strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSC-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	27.06	8.06	6.77
Class C (with sales charge)	26.06	8.06	6.77
Russell 3000 Index	35.19	15.26	12.83
Putnam Balanced Blended Benchmark[1]	24.56	8.94	8.05
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,127,725,888
Total Number of Portfolio Holdings*	2,213
Total Management Fee Paid	$10,028,752
Portfolio Turnover Rate	222%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSC-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSC-1124

Putnam Dynamic Asset Allocation Balanced Fund
Class P
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$65	0.57%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class P shares of Putnam Dynamic Asset Allocation Balanced Fund returned 28.51%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark¹, which returned 35.19% and 24.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying Fundamental International Equity strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSP-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class P 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class P	28.51	9.28	7.80
Russell 3000 Index	35.19	15.26	12.83
Putnam Balanced Blended Benchmark[1]	24.56	8.94	8.05
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class P shares on 8/31/2016. Returns for periods before 8/31/2016 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,127,725,888
Total Number of Portfolio Holdings*	2,213
Total Management Fee Paid	$10,028,752
Portfolio Turnover Rate	222%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSP-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSP-1124

Putnam Dynamic Asset Allocation Balanced Fund
Class R [PAARX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$134	1.18%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R shares of Putnam Dynamic Asset Allocation Balanced Fund returned 27.67%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark¹, which returned 35.19% and 24.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying Fundamental International Equity strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R	27.67	8.59	7.14
Russell 3000 Index	35.19	15.26	12.83
Putnam Balanced Blended Benchmark[1]	24.56	8.94	8.05
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,127,725,888
Total Number of Portfolio Holdings*	2,213
Total Management Fee Paid	$10,028,752
Portfolio Turnover Rate	222%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSR-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSR-1124

Putnam Dynamic Asset Allocation Balanced Fund
Class R5 [PAADX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$81	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R5 shares of Putnam Dynamic Asset Allocation Balanced Fund returned 28.29%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark¹, which returned 35.19% and 24.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying Fundamental International Equity strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSR5-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R5 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R5	28.29	9.14	7.68
Russell 3000 Index	35.19	15.26	12.83
Putnam Balanced Blended Benchmark[1]	24.56	8.94	8.05
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,127,725,888
Total Number of Portfolio Holdings*	2,213
Total Management Fee Paid	$10,028,752
Portfolio Turnover Rate	222%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSR5-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSR5-1124

Putnam Dynamic Asset Allocation Balanced Fund
Class R6 [PAAEX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Putnam Dynamic Asset Allocation Balanced Fund returned 28.39%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark¹, which returned 35.19% and 24.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying Fundamental International Equity strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSR6-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	28.39	9.24	7.79
Russell 3000 Index	35.19	15.26	12.83
Putnam Balanced Blended Benchmark[1]	24.56	8.94	8.05
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,127,725,888
Total Number of Portfolio Holdings*	2,213
Total Management Fee Paid	$10,028,752
Portfolio Turnover Rate	222%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSR6-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSR6-1124

Putnam Dynamic Asset Allocation Balanced Fund
Class Y [PABYX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Balanced Fund for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$78	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class Y shares of Putnam Dynamic Asset Allocation Balanced Fund returned 28.30%. The Fund compares its performance to the Russell 3000 Index and the Putnam Balanced Blended Benchmark¹, which returned 35.19% and 24.56%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	U.S. Large Cap Value Equity strategy
↑	U.S. Large Cap Growth Equity strategy
↑	Core International Enhanced Equity strategy

Top detractors from performance:
↓	Security selection effects within the underlying Fundamental International Equity strategy
Use of derivatives and the impact on performance:
The Fund used futures to help manage exposure to market risk, hedge prepayment and interest-rate risks, gain exposure to interest rates, and equitize cash, which had a negative effect on performance over the period.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 1	38954-ATSY-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class Y	28.30	9.15	7.68
Russell 3000 Index	35.19	15.26	12.83
Putnam Balanced Blended Benchmark[1]	24.56	8.94	8.05
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$2,127,725,888
Total Number of Portfolio Holdings*	2,213
Total Management Fee Paid	$10,028,752
Portfolio Turnover Rate	222%
*	Includes derivatives, if applicable.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 2	38954-ATSY-1124

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL and sub-advisory agreement with PIL and PAC in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Dynamic Asset Allocation Balanced Fund	PAGE 3	38954-ATSY-1124

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
September 30, 2024	$149,356	$ —	$20,448	$ —
September 30, 2023	$148,985	$ —	$24,172	$ —

For the fiscal years ended September 30, 2024 and September 30, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $981,245 and $244,804 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
September 30, 2024	$ —	$791,963	$168,834	$960,797
September 30, 2023	$ —	$220,632	$ —	$220,632

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Dynamic Asset Allocation Balanced
Fund

Financial Statements and Other Important Information

Annual | September 30, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Asset Allocation Funds and Shareholders of
Putnam Dynamic Asset Allocation Balanced Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam Dynamic Asset Allocation Balanced Fund (one of the funds constituting Putnam Asset Allocation Funds, referred to hereafter as the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 13, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Dynamic Asset Allocation Balanced Fund	1

The fund’s portfolio 9/30/24
COMMON STOCKS (69.7%)*	Shares	Value
Advertising and marketing services (0.1%)
Magnite, Inc. †	12,376	$171,408
Publicis Groupe SA (France)	12,055	1,319,254
Trade Desk, Inc. (The) Class A †	6,286	689,260
		2,179,922
Automotive (1.3%)
Blue Bird Corp. †	6,782	325,265
Carvana Co. †	4,938	859,755
Dana, Inc.	13,520	142,771
Ford Motor Co.	60,533	639,228
General Motors Co.	100,643	4,512,832
Kia Corp. (South Korea)	10,991	836,918
PACCAR, Inc.	6,834	674,379
PROG Holdings, Inc.	8,612	417,596
REV Group, Inc.	12,944	363,209
Stellantis NV (Euronext Paris Exchange) (Italy)	34,355	475,451
Subaru Corp. (Japan)	57,800	1,022,547
Tesla, Inc. †	44,215	11,567,970
Toyota Motor Corp. (Japan)	12,500	224,675
United Rentals, Inc.	3,935	3,186,288
Visteon Corp. †	3,851	366,769
Volkswagen AG (Preference) (Germany)	4,395	466,804
Volvo AB Class B (Sweden)	44,813	1,185,402
		27,267,859
Basic materials (3.1%)
AdvanSix, Inc.	4,400	133,672
Air Liquide SA (France)	3,504	676,657
American Woodmark Corp. †	2,948	275,491
Andersons, Inc. (The)	4,995	250,449
AptarGroup, Inc.	4,076	652,934
ArcelorMittal SA (France)	12,625	330,581
Archer-Daniels-Midland Co.	10,859	648,717
Arcosa, Inc.	873	82,725
Arkema SA (France)	4,827	459,765
Atkore, Inc.	819	69,402
Avient Corp.	1,731	87,104
Axalta Coating Systems, Ltd. †	18,129	656,089
Beacon Roofing Supply, Inc. †	827	71,478
BHP Group, Ltd. (ASE Exchange) (Australia)	54,782	1,700,770
BHP Group, Ltd. (London Exchange) (Australia)	5,239	162,009
Boise Cascade Co.	3,301	465,375
Carpenter Technology Corp.	497	79,311
CF Industries Holdings, Inc.	9,027	774,517
Cie de Saint-Gobain SA (France)	24,146	2,202,174
Cleveland-Cliffs, Inc. †	25,562	326,427
Commercial Metals Co.	1,384	76,065
Constellium SE (France) †	23,351	379,687
Corteva, Inc.	66,739	3,923,586
CRH PLC	40,037	3,713,031
CRH PLC (London Exchange)	33,025	3,022,498
Dole PLC (Ireland)	23,532	383,336
Dow, Inc.	12,269	670,255
DuPont de Nemours, Inc.	38,135	3,398,210
Eastman Chemical Co.	26,306	2,944,956
Evonik Industries AG (Germany)	13,292	311,157
Fortescue, Ltd. (Australia)	80,983	1,142,231
Freeport-McMoRan, Inc.	103,805	5,181,945
Fresh Del Monte Produce, Inc.	6,669	197,002
Frontdoor, Inc. †	9,240	443,428
Gibraltar Industries, Inc. †	1,058	73,986

2
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.7%)* cont.	Shares	Value
Basic materials cont.
Glencore PLC (United Kingdom)	142,721	$817,313
HeidelbergCement AG (Germany)	8,547	931,108
Holcim AG (Switzerland)	16,544	1,620,201
Huntsman Corp.	29,281	708,600
Ingevity Corp. †	2,009	78,351
Innospec, Inc.	2,390	270,285
Janus International Group, Inc. †	3,404	34,414
Kaiser Aluminum Corp.	969	70,272
Latham Group, Inc. †	11,779	80,097
Limbach Holdings, Inc. †	1,667	126,292
Linde PLC	6,130	2,923,152
Louisiana-Pacific Corp.	20,114	2,161,450
LSB Industries, Inc. †	9,279	74,603
LyondellBasell Industries NV Class A	7,006	671,875
Minerals Technologies, Inc.	5,510	425,537
Mosaic Co. (The)	25,959	695,182
Mueller Industries, Inc.	1,638	121,376
Nippon Sanso Holdings Corp. (Japan)	46,700	1,714,027
Northern Star Resources, Inc. (Australia)	16,552	181,315
Nucor Corp.	4,669	701,937
Orion SA (Luxembourg)	4,730	84,241
Packaging Corp. of America	3,638	783,625
PPG Industries, Inc.	20,751	2,748,677
Primoris Services Corp.	8,406	488,220
Proto Labs, Inc. †	2,433	71,457
Prysmian SpA (Italy)	36,924	2,686,534
Rayonier Advanced Materials, Inc. †	9,250	79,180
Rio Tinto PLC (United Kingdom)	17,507	1,242,780
ROCKWOOL International A/S class B (Denmark)	797	374,156
Sherwin-Williams Co. (The)	9,732	3,714,413
Shin-Etsu Chemical Co., Ltd. (Japan)	38,200	1,596,393
Sterling Construction Co., Inc. †	3,710	538,024
Sumitomo Metal Mining Co., Ltd. (Japan)	2,100	63,022
Sylvamo Corp.	5,555	476,897
Tronox Holdings PLC	5,684	83,157
Tutor Perini Corp. †	7,092	192,619
UFP Industries, Inc.	4,522	593,332
Weyerhaeuser Co. R	20,887	707,234
Worthington Steel, Inc.	2,058	69,993
		66,968,361
Building materials (0.3%)
Apogee Enterprises, Inc.	4,410	308,766
JELD-WEN Holding, Inc. †	14,179	224,170
Modine Manufacturing Co. †	1,344	178,470
Mohawk Industries, Inc. †	4,413	709,081
Owens Corning	4,062	717,024
Trane Technologies PLC	10,433	4,055,620
Vulcan Materials Co.	1,364	341,587
		6,534,718
Capital goods (3.2%)
ABB, Ltd. (Switzerland)	32,871	1,907,031
Adient PLC †	8,435	190,378
Airbus SE (France)	6,143	899,066
Alamo Group, Inc.	390	70,251
Albany International Corp. Class A	853	75,789
Allison Transmission Holdings, Inc.	7,411	711,975
American Axle & Manufacturing Holdings, Inc. †	44,263	273,545
Applied Industrial Technologies, Inc.	1,376	307,027
Argan, Inc.	1,417	143,726
Ball Corp.	28,257	1,918,933
Belden, Inc.	3,062	358,652

Dynamic Asset Allocation Balanced Fund
3

COMMON STOCKS (69.7%)* cont.	Shares	Value
Capital goods cont.
Caterpillar, Inc.	1,886	$737,652
Columbus McKinnon Corp./NY	2,263	81,468
Crown Holdings, Inc.	6,966	667,900
Cummins, Inc.	2,050	663,770
Curtiss-Wright Corp.	2,146	705,369
Dassault Aviation SA (France)	1,647	340,086
Donaldson Co., Inc.	9,244	681,283
Eaton Corp. PLC	2,174	720,551
Enviri Corp. †	8,972	92,770
Federal Signal Corp.	799	74,675
Flowserve Corp.	13,508	698,229
Fortive Corp.	8,534	673,589
Franklin Electric Co., Inc.	787	82,493
GEA Group AG (Germany)	9,232	452,797
Gentherm, Inc. †	1,437	66,892
Graco, Inc.	7,424	649,674
Hitachi, Ltd. (Japan)	40,300	1,068,648
Honeywell International, Inc.	18,559	3,836,331
Howmet Aerospace, Inc.	6,611	662,753
Hyster-Yale, Inc.	2,254	143,738
Ingersoll Rand, Inc.	38,037	3,733,712
Interface, Inc.	6,278	119,094
ITT, Inc.	2,286	341,780
Johnson Controls International PLC	34,650	2,689,187
Komatsu, Ltd. (Japan)	5,800	162,369
Legrand SA (France)	3,499	403,105
Lockheed Martin Corp.	16,595	9,700,773
Mitsubishi Electric Corp. (Japan)	147,000	2,384,478
Moog, Inc. Class A	392	79,192
Mueller Water Products, Inc. Class A	3,790	82,243
Northrop Grumman Corp.	8,979	4,741,541
NuScale Power Corp. †	8,855	102,541
O-I Glass, Inc. †	5,654	74,180
Otis Worldwide Corp.	25,329	2,632,696
Parker Hannifin Corp.	1,026	648,247
Powell Industries, Inc.	2,067	458,853
RTX Corp.	34,630	4,195,771
Ryerson Holding Corp.	3,893	77,510
Schindler Holding AG (Switzerland)	1,988	583,486
Shyft Group, Inc. (The)	6,419	80,558
Smiths Group PLC (United Kingdom)	15,447	347,141
Steelcase, Inc. Class A	2,769	37,354
Stoneridge, Inc. †	3,049	34,118
Tennant Co.	749	71,934
Terex Corp.	6,746	356,931
Textron, Inc.	7,459	660,718
TransDigm Group, Inc.	1,798	2,565,980
Veralto Corp.	6,670	746,106
Vertiv Holdings Co. Class A	34,460	3,428,425
Vinci SA (France)	26,255	3,069,118
Waste Connections, Inc.	12,672	2,266,007
Waste Management, Inc.	2,958	614,081
Watts Water Technologies, Inc. Class A	2,188	453,332
		67,899,602
Commercial and consumer services (2.9%)
Alarm.com Holdings, Inc. †	1,280	69,978
Arrowhead Pharmaceuticals, Inc. †	3,235	62,662
Automatic Data Processing, Inc.	33,039	9,142,882
Barrett Business Services, Inc.	2,144	80,421
Block, Inc. Class A †	9,785	656,867
Booking Holdings, Inc.	2,185	9,203,482

4
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.7%)* cont.	Shares	Value
Commercial and consumer services cont.
BrightView Holdings, Inc. †	7,515	$118,286
Cimpress PLC (Ireland) †	2,976	243,794
Compass Group PLC (United Kingdom)	75,490	2,420,186
Ecolab, Inc.	2,946	752,202
Equifax, Inc.	8,386	2,464,310
Euronet Worldwide, Inc. †	6,645	659,383
Expedia Group, Inc. †	32,177	4,762,840
Experian PLC (United Kingdom)	35,645	1,877,408
Global Payments, Inc.	5,810	595,060
Jardine Matheson Holdings, Ltd. (Hong Kong)	20,200	789,012
Laureate Education, Inc.	5,191	86,223
LegalZoom.com, Inc. †	21,452	136,220
LiveRamp Holdings, Inc. †	15,805	391,648
Mastercard, Inc. Class A	34,316	16,945,241
PayPal Holdings, Inc. †	106,214	8,287,878
Verisk Analytics, Inc.	2,340	627,026
Wolters Kluwer NV (Netherlands)	8,227	1,387,662
		61,760,671
Communication services (1.5%)
American Tower Corp. R	24,860	5,781,442
AT&T, Inc.	28,910	636,020
Charter Communications, Inc. Class A †	7,549	2,446,480
Comcast Corp. Class A	198,764	8,302,373
Credo Technology Group Holding, Ltd. †	5,855	180,334
Crown Castle, Inc. R	5,201	616,995
Deutsche Telekom AG (Germany)	4,298	126,229
DigitalBridge Group, Inc.	13,775	194,641
InterDigital, Inc.	3,285	465,255
Iridium Communications, Inc.	23,546	716,976
KDDI Corp. (Japan)	44,400	1,422,465
Koninklijke KPN NV (Netherlands)	186,578	762,037
Lumen Technologies, Inc. †	37,158	263,822
Preformed Line Products Co.	571	73,134
T-Mobile US, Inc.	19,829	4,091,912
Telstra Group, Ltd. (Australia)	290,511	777,561
Verizon Communications, Inc.	95,504	4,289,085
		31,146,761
Communications equipment (0.3%)
Arista Networks, Inc. †	2,097	804,871
Motorola Solutions, Inc.	10,516	4,728,309
NETGEAR, Inc. †	5,555	111,433
Viavi Solutions, Inc. †	9,600	86,592
		5,731,205
Computers (4.8%)
8x8, Inc. †	38,822	79,197
A10 Networks, Inc.	5,562	80,315
Adeia, Inc.	5,958	70,960
Agilysys, Inc. †	2,014	219,466
Alkami Technology, Inc. †	11,129	351,009
Altair Engineering, Inc. Class A †	794	75,835
Apple, Inc.	361,292	84,181,036
Bandwidth, Inc. Class A †	12,155	212,834
Blend Labs, Inc. Class A †	96,773	362,899
Calix, Inc. †	1,968	76,339
Check Point Software Technologies, Ltd. (Israel) †	1,700	327,777
Cisco Systems, Inc.	12,393	659,555
CommVault Systems, Inc. †	3,457	531,859
CrowdStrike Holdings, Inc. Class A †	2,374	665,836
Dropbox, Inc. Class A †	27,290	693,985
Extreme Networks, Inc. †	28,969	435,404
NetApp, Inc.	5,665	699,684

Dynamic Asset Allocation Balanced Fund
5

COMMON STOCKS (69.7%)* cont.	Shares	Value
Computers cont.
NetScout Systems, Inc. †	3,581	$77,887
OneSpan, Inc. †	4,533	75,565
PDF Solutions, Inc. †	2,294	72,674
Phreesia, Inc. †	10,917	248,798
PubMatic, Inc. Class A †	6,586	97,934
Qualys, Inc. †	2,589	332,583
Rackspace Technology, Inc. †	31,399	76,928
Rapid7, Inc. †	978	39,012
ServiceNow, Inc. †	6,919	6,188,284
Snowflake, Inc. Class A †	5,884	675,836
SS&C Technologies Holdings, Inc.	16,860	1,251,181
Synopsys, Inc. †	2,485	1,258,379
Teradata Corp. †	22,863	693,663
Twilio, Inc. Class A †	10,280	670,462
Weave Communications, Inc. †	11,297	144,602
Zoom Video Communications, Inc. Class A †	10,953	763,862
		102,391,640
Conglomerates (0.9%)
3M Co.	65,332	8,930,884
AMETEK, Inc.	3,965	680,830
General Electric Co.	15,946	3,007,096
Marubeni Corp. (Japan)	15,700	259,393
Mitsubishi Corp. (Japan)	75,600	1,570,957
Mitsui & Co., Ltd. (Japan)	65,100	1,455,898
Siemens AG (Germany)	14,189	2,870,546
SPX Technologies, Inc. †	645	102,852
		18,878,456
Consumer (0.1%)
Clorox Co. (The)	4,177	680,475
Kimberly-Clark Corp.	4,663	663,452
LVMH Moet Hennessy Louis Vuitton SA (France)	298	228,529
Pandora A/S (Denmark)	6,982	1,150,759
		2,723,215
Consumer staples (4.6%)
ACCO Brands Corp.	15,044	82,291
Asahi Group Holdings, Ltd. (Japan)	65,100	853,263
Auto Trader Group PLC (United Kingdom)	81,801	950,951
BellRing Brands, Inc. †	10,446	634,281
Boston Beer Co., Inc. (The) Class A †	2,306	666,757
Brink’s Co. (The)	4,198	485,457
Bunzl PLC (United Kingdom)	1,307	61,898
Cal-Maine Foods, Inc.	6,206	464,457
Cargurus, Inc. †	12,005	360,510
Carlsberg A/S Class B (Denmark)	1,732	206,241
Chipotle Mexican Grill, Inc. †	64,033	3,689,582
CK Hutchison Holdings, Ltd. (Hong Kong)	357,000	2,024,088
Coca-Cola Co. (The)	223,272	16,044,326
Coca-Cola Europacific Partners PLC (Spain)	18,602	1,464,908
Coca-Cola HBC AG (Italy)	23,367	833,086
Colgate-Palmolive Co.	43,693	4,535,770
Copart, Inc. †	31,240	1,636,976
CoreCivic, Inc. †	6,473	81,883
Costco Wholesale Corp.	1,987	1,761,515
Coursera, Inc. †	40,831	324,198
Danone SA (France)	14,553	1,060,032
Dave & Buster’s Entertainment, Inc. †	2,263	77,055
DoorDash, Inc. Class A †	51,253	7,315,341
El Pollo Loco Holdings, Inc. †	5,659	77,528
Estee Lauder Cos., Inc. (The) Class A	7,544	752,061
Etsy, Inc. †	11,961	664,194
EverQuote, Inc. Class A †	4,270	90,054

6
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.7%)* cont.	Shares	Value
Consumer staples cont.
Heidrick & Struggles International, Inc.	2,320	$90,155
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	3,482	327,307
Hims & Hers Health, Inc. †	2,583	47,579
Hudson Technologies, Inc. †	9,340	77,896
Imperial Brands PLC (United Kingdom)	48,686	1,416,230
Ingles Markets, Inc. Class A	989	73,779
Ingredion, Inc.	4,760	654,167
Insperity, Inc.	779	68,552
Inter Parfums, Inc.	1,229	159,131
ITOCHU Corp. (Japan)	20,600	1,110,238
Itron, Inc. †	4,429	473,061
Japan Tobacco, Inc. (Japan)	8,100	236,186
Kenvue, Inc.	47,411	1,096,616
Keurig Dr Pepper, Inc.	17,162	643,232
Koninklijke Ahold Delhaize NV (Netherlands)	39,054	1,348,965
Korn Ferry	3,656	275,077
L’Oreal SA (France)	2,656	1,191,313
Maplebear, Inc. †	40,709	1,658,485
McCormick & Co., Inc. (non-voting shares)	7,696	633,381
MediaAlpha, Inc. Class A †	19,582	354,630
Nestle SA (Switzerland)	7,255	729,072
Nissin Food Products Co., Ltd. (Japan)	15,100	421,958
Olaplex Holdings, Inc. †	55,776	131,074
Philip Morris International, Inc.	78,880	9,576,032
Procter & Gamble Co. (The)	37,829	6,551,983
Recruit Holdings Co., Ltd. (Japan)	29,800	1,810,421
Resideo Technologies, Inc. †	15,461	311,385
Sally Beauty Holdings, Inc. †	6,776	91,950
Simply Good Foods Co. (The) †	5,983	208,029
Sprouts Farmers Market, Inc. †	680	75,079
Starbucks Corp.	29,337	2,860,064
Tesco PLC (United Kingdom)	572,175	2,747,189
Turning Point Brands, Inc.	3,489	150,550
Tyson Foods, Inc. Class A	10,044	598,221
Uber Technologies, Inc. †	133,574	10,039,422
Unilever PLC (United Kingdom)	17,416	1,129,136
Upwork, Inc. †	33,001	344,860
USANA Health Sciences, Inc. †	1,911	72,465
WH Group, Ltd. (Hong Kong)	435,500	342,999
Yamazaki Baking Co., Ltd. (Japan)	21,400	424,029
ZipRecruiter, Inc. Class A †	8,797	83,572
		97,834,173
Electronics (6.2%)
Advanced Micro Devices, Inc. †	15,848	2,600,340
Allied Motion Technologies, Inc.	3,735	70,928
Ambarella, Inc. †	5,885	331,943
Analog Devices, Inc.	7,652	1,761,261
Atmus Filtration Technologies, Inc.	4,793	179,881
Broadcom, Inc.	115,216	19,874,760
CEVA, Inc. †	3,609	87,157
Cirrus Logic, Inc. †	4,545	564,534
EnerSys	4,412	450,245
ESCO Technologies, Inc.	1,035	133,494
Garmin, Ltd.	3,371	593,397
Hon Hai Precision Industry Co., Ltd. (Taiwan)	165,000	971,497
Hoya Corp. (Japan)	26,400	3,656,493
Impinj, Inc. †	2,395	518,565
Keysight Technologies, Inc. †	4,426	703,424
Mesa Laboratories, Inc.	593	77,007
Micron Technology, Inc.	3,749	388,809
Monolithic Power Systems, Inc.	726	671,187

Dynamic Asset Allocation Balanced Fund
7

COMMON STOCKS (69.7%)* cont.	Shares	Value
Electronics cont.
NKT A/S (Denmark) †	6,552	$619,988
NVIDIA Corp.	602,741	73,196,867
NXP Semiconductors NV	12,556	3,013,566
Photronics, Inc. †	3,112	77,053
Qorvo, Inc. †	5,866	605,958
Qualcomm, Inc.	75,368	12,816,329
Rambus, Inc. †	10,854	458,256
Samsung Electronics Co., Ltd. (Preference) (South Korea)	50,136	1,947,126
Sanmina Corp. †	1,100	75,295
Silicon Laboratories, Inc. †	2,840	328,219
STMicroelectronics NV (France)	25,836	771,575
Synaptics, Inc. †	967	75,020
Thales SA (France)	10,672	1,696,113
Trimble Inc. †	32,174	1,997,684
TTM Technologies, Inc. †	12,047	219,858
Vicor Corp. †	4,345	182,925
Vontier Corp.	34,936	1,178,741
		132,895,495
Energy (2.4%)
Alpha Metallurgical Resources, Inc.	1,251	295,461
Baker Hughes Co.	18,589	671,992
BP PLC (United Kingdom)	512,708	2,674,046
Cenovus Energy, Inc. (Canada)	24,116	403,345
Cheniere Energy, Inc.	35,844	6,446,185
ConocoPhillips	36,256	3,817,032
CONSOL Energy, Inc.	3,982	416,716
Coterra Energy, Inc.	114,162	2,734,180
DCC PLC (Ireland)	4,333	295,811
Delek US Holdings, Inc.	3,530	66,188
Devon Energy Corp.	15,789	617,666
DNOW, Inc. †	19,725	255,044
Eneos Holdings, Inc. (Japan)	61,400	336,175
Equinor ASA (Norway)	49,205	1,244,821
Exxon Mobil Corp.	71,628	8,396,235
Halliburton Co.	22,727	660,219
Helix Energy Solutions Group, Inc. †	28,432	315,595
HF Sinclair Corp.	14,866	662,578
INPEX Corp. (Japan)	18,500	250,467
Kodiak Gas Services, Inc.	7,016	203,464
Marathon Petroleum Corp.	21,628	3,523,417
Murphy Oil Corp.	12,039	406,196
Newpark Resources, Inc. †	10,953	75,904
Oceaneering International, Inc. †	15,199	377,999
OMV AG (Austria)	9,923	424,507
Par Pacific Holdings, Inc. †	10,189	179,326
PBF Energy, Inc. Class A	5,347	165,490
Peabody Energy Corp.	15,954	423,419
Repsol SA (Spain)	21,687	286,036
Schlumberger, Ltd.	16,154	677,660
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	98,099	3,240,638
Shell PLC (London Exchange) (United Kingdom)	12,485	405,035
SM Energy Co.	4,572	182,743
SunCoke Energy, Inc.	11,387	98,839
Targa Resources Corp.	5,241	775,720
TechnipFMC PLC (United Kingdom)	138,524	3,633,485
TotalEnergies SE (France)	6,103	396,300
Valero Energy Corp.	23,757	3,207,908
Warrior Met Coal, Inc.	5,925	378,608
Weatherford International PLC	7,086	601,743
		50,224,193

8
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.7%)* cont.	Shares	Value
Entertainment (0.2%)
Daktronics, Inc. †	9,058	$116,939
Live Nation Entertainment, Inc. †	16,436	1,799,578
Sony Group Corp. (Japan)	97,700	1,898,075
Xperi, Inc. †	9,586	88,575
		3,903,167
Financials (9.5%)
3i Group PLC (United Kingdom)	35,185	1,558,642
ABN AMRO Bank NV (Netherlands)	21,307	385,056
AerCap Holdings NV (Ireland)	3,900	369,408
Affiliated Managers Group, Inc.	3,690	656,082
AIA Group, Ltd. (Hong Kong)	134,600	1,175,443
AIB Group PLC (Ireland)	57,443	329,051
Alexander & Baldwin, Inc. R	7,728	148,378
Allianz SE (Germany)	3,113	1,023,925
Allstate Corp. (The)	3,878	735,463
Ally Financial, Inc.	69,985	2,490,766
Amalgamated Financial Corp.	3,181	99,788
American Assets Trust, Inc. R	3,260	87,107
American Express Co.	2,532	686,678
American Financial Group, Inc.	5,261	708,131
American International Group, Inc.	50,990	3,733,997
Ameriprise Financial, Inc.	1,536	721,628
Anywhere Real Estate, Inc. †	35,587	180,782
Apollo Global Management, Inc.	26,068	3,256,154
Apple Hospitality REIT, Inc. R	5,118	76,002
Associated Banc-Corp.	3,011	64,857
AvalonBay Communities, Inc. R	2,867	645,792
AXA SA (France)	99,649	3,836,170
Axis Capital Holdings, Ltd.	9,086	723,336
Axos Financial, Inc. †	6,775	426,012
Banco Bilbao Vizcaya Argentaria SA (Spain)	96,108	1,038,184
Banco Latinoamericano de Comercio Exterior SA (Panama)	2,811	91,329
Banco Santander SA (Spain)	352,458	1,805,946
Bank Hapoalim BM (Israel)	73,876	740,466
Bank Leumi Le-Israel BM (Israel)	58,895	576,754
Bank of America Corp.	210,202	8,340,816
Bank of Ireland Group PLC (Ireland)	110,934	1,238,857
Bank of New York Mellon Corp. (The)	69,916	5,024,164
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	4,796	176,876
Banner Corp.	5,893	350,987
Barclays PLC (United Kingdom)	403,179	1,211,384
Berkshire Hathaway, Inc. Class B †	5,259	2,420,507
Berkshire Hills Bancorp, Inc.	4,001	107,747
BlackRock, Inc.	740	702,637
BOC Hong Kong Holdings, Ltd. (Hong Kong)	48,500	153,660
Bread Financial Holdings, Inc.	7,657	364,320
BrightSpire Capital, Inc. R	22,859	128,010
Brixmor Property Group, Inc. R	27,986	779,690
Broadstone Net Lease, Inc. R	4,522	85,692
Capital One Financial Corp.	36,729	5,499,433
CareTrust REIT, Inc. R	2,307	71,194
Cathay General Bancorp	10,031	430,831
CBRE Group, Inc. Class A †	7,002	871,609
Central Pacific Financial Corp.	5,047	148,937
Charles Schwab Corp. (The)	56,647	3,671,292
Chimera Investment Corp. R	5,761	91,197
Citigroup, Inc.	241,093	15,092,422
Citizens Financial Group, Inc.	16,236	666,813
CME Group, Inc.	15,688	3,461,557
CNO Financial Group, Inc.	13,857	486,381
Commonwealth Bank of Australia (Australia)	1,414	131,892

Dynamic Asset Allocation Balanced Fund
9

COMMON STOCKS (69.7%)* cont.	Shares	Value
Financials cont.
COPT Defense Properties R	2,876	$87,229
Corebridge Financial, Inc.	63,682	1,856,967
CoStar Group, Inc. †	15,239	1,149,630
Covivio (France) R	1,415	86,111
Credit Agricole SA (France)	29,389	449,442
CrossFirst Bankshares, Inc. †	4,307	71,884
Cushman & Wakefield PLC †	33,527	456,973
Customers Bancorp, Inc. †	6,674	310,007
DBS Group Holdings, Ltd. (Singapore)	45,770	1,355,447
Deutsche Boerse AG (Germany)	8,550	2,007,271
Elme Communities R	3,783	66,543
Empire State Realty Trust, Inc. Class A R	7,290	80,773
Enova International, Inc. †	5,134	430,178
Enstar Group, Ltd. †	1,397	449,261
Enterprise Financial Services Corp.	4,405	225,800
Equitable Holdings, Inc.	68,342	2,872,414
Equity Residential R	8,379	623,900
Erste Group Bank AG (Czech Republic)	16,786	919,846
Essent Group, Ltd.	1,356	87,177
Eurazeo SE (France)	2,066	169,954
Euronext NV (France)	18,103	1,965,027
Everest Group, Ltd.	1,601	627,320
Exor NV (Netherlands)	5,585	598,734
FB Financial Corp.	3,825	179,507
Fidelis Insurance Holdings, Ltd. (United Kingdom)	5,197	93,858
First BanCorp/Puerto Rico (Puerto Rico)	21,311	451,154
First Busey Corp.	2,644	68,797
First Financial Corp./IN	1,555	68,187
First Horizon Corp.	41,067	637,771
First Industrial Realty Trust, Inc. R	11,877	664,874
Gaming and Leisure Properties, Inc. R	44,079	2,267,865
Genworth Financial, Inc. Class A †	62,951	431,214
Globe Life, Inc.	7,754	821,226
Goldman Sachs Group, Inc. (The)	9,741	4,822,866
Goodman Group (Australia) R	16,410	418,603
Hamilton Insurance Group, Ltd. Class B (Bermuda) †	16,789	324,699
Hancock Whitney Corp.	9,260	473,834
Hanmi Financial Corp.	5,427	100,942
Heritage Commerce Corp.	7,936	78,408
Hilltop Holdings, Inc.	9,683	311,405
Hope Bancorp, Inc.	14,987	188,237
Horace Mann Educators Corp.	4,905	171,430
HSBC Holdings PLC (United Kingdom)	187,847	1,685,179
Huntington Bancshares, Inc./OH	45,344	666,557
Independent Bank Corp./MI	2,533	84,476
Industrial Logistics Properties Trust R	14,234	67,754
Intercontinental Exchange, Inc.	3,966	637,098
Intesa Sanpaolo SpA (Italy)	276,466	1,183,466
Investor AB Class B (Sweden)	54,015	1,664,537
Jackson Financial, Inc. Class A	6,116	557,963
James River Group Holdings, Ltd. (Bermuda)	8,233	51,621
Japan Exchange Group, Inc. (Japan)	83,200	1,081,293
JPMorgan Chase & Co.	17,652	3,722,101
KeyCorp	39,930	668,828
Kite Realty Group Trust R	8,902	236,437
Klepierre SA (France) R	23,577	772,523
Ladder Capital Corp. R	6,406	74,310
Loews Corp.	8,071	638,013
London Stock Exchange Group PLC (United Kingdom)	15,754	2,156,895
LPL Financial Holdings, Inc.	2,891	672,533
Marsh & McLennan Cos., Inc.	2,782	620,636

10
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.7%)* cont.	Shares	Value
Financials cont.
Merchants Bancorp/IN	4,505	$202,545
MetLife, Inc.	95,868	7,907,193
MFA Financial, Inc. R	6,327	80,479
MGIC Investment Corp.	25,382	649,779
Mid-America Apartment Communities, Inc. R	3,644	579,032
Mitsubishi UFJ Financial Group, Inc. (Japan)	189,000	1,940,764
Mizrahi Tefahot Bank, Ltd. (Israel)	13,891	542,897
Morgan Stanley	6,329	659,735
Mr. Cooper Group, Inc. †	5,619	517,959
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,300	1,818,446
National Australia Bank, Ltd. (Australia)	12,046	311,875
National Bank Holdings Corp. Class A	2,010	84,621
National Health Investors, Inc. R	2,048	172,155
NatWest Group PLC (United Kingdom)	212,905	985,612
Navient Corp.	7,032	109,629
NexPoint Residential Trust, Inc. R	2,355	103,644
NMI Holdings, Inc. Class A †	7,237	298,092
NN Group NV (Netherlands)	14,067	701,888
Nomura Holdings, Inc. (Japan)	167,900	876,268
Nordea Bank ABP (Finland)	116,031	1,369,135
Northern Trust Corp.	7,022	632,191
OceanFirst Financial Corp.	7,967	148,107
OFG Bancorp (Puerto Rico)	6,082	273,203
OneMain Holdings, Inc.	6,856	322,712
Outfront Media, Inc. R	24,654	453,141
Oversea-Chinese Banking Corp., Ltd. (Singapore)	108,000	1,264,245
Pacific Premier Bancorp, Inc.	5,504	138,481
Park Hotels & Resorts, Inc.	46,358	653,648
Pathward Financial, Inc.	5,176	341,668
PennyMac Financial Services, Inc.	2,076	236,602
Persimmon PLC (United Kingdom)	64,164	1,411,985
Piedmont Office Realty Trust, Inc. Class A R	7,444	75,184
PNC Financial Services Group, Inc. (The)	22,064	4,078,530
Popular, Inc. (Puerto Rico)	6,605	662,283
Preferred Bank/Los Angeles CA	2,392	191,958
Principal Financial Group, Inc.	7,796	669,676
Progressive Corp. (The)	2,619	664,597
Prudential Financial, Inc.	5,593	677,312
Prudential PLC (United Kingdom)	144,049	1,336,378
Public Storage R	1,824	663,699
QBE Insurance Group, Ltd. (Australia)	18,419	210,318
Reinsurance Group of America, Inc.	3,044	663,196
Renasant Corp.	5,173	168,123
RLJ Lodging Trust R	32,187	295,477
RMR Group, Inc. (The) Class A	2,911	73,881
Robinhood Markets, Inc. Class A †	30,799	721,313
Sandy Spring Bancorp, Inc.	2,908	91,224
SEI Investments Co.	9,273	641,599
Sekisui Chemical Co., Ltd. (Japan)	17,000	265,807
Sekisui House, Ltd. (Japan)	5,000	138,828
Simmons First National Corp. Class A	10,534	226,902
Simon Property Group, Inc. R	37,922	6,409,576
SITE Centers Corp. R	4,240	256,520
SLM Corp.	30,144	689,393
State Street Corp.	69,853	6,179,895
StoneX Group, Inc. †	4,115	336,936
Sumitomo Mitsui Financial Group, Inc. (Japan)	55,200	1,179,437
Sunstone Hotel Investors, Inc. R	34,398	354,987
Synchrony Financial	14,427	719,619
Talanx AG (Germany)	3,920	330,435
Tanger, Inc. R	2,386	79,167

Dynamic Asset Allocation Balanced Fund
11

COMMON STOCKS (69.7%)* cont.	Shares	Value
Financials cont.
Taylor Morrison Home Corp. †	8,114	$570,090
Tokio Marine Holdings, Inc. (Japan)	12,500	460,930
TPG RE Finance Trust, Inc. R	16,558	141,240
Travelers Cos., Inc. (The)	2,628	615,267
Trustmark Corp.	2,100	66,822
UBS Group AG (Switzerland)	14,234	440,458
UniCredit SpA (Italy)	41,446	1,819,545
Universal Insurance Holdings, Inc.	3,629	80,419
Univest Financial Corp.	3,263	91,821
Unum Group	22,497	1,337,222
Urban Edge Properties R	19,602	419,287
Veritex Holdings, Inc.	8,037	211,534
VICI Properties, Inc. R	19,289	642,517
Virtu Financial, Inc. Class A	20,832	634,543
Virtus Investment Partners, Inc.	1,336	279,825
Visa, Inc. Class A	20,284	5,577,086
Vornado Realty Trust R	69,598	2,742,161
Webster Financial Corp.	14,866	692,904
Wells Fargo & Co.	12,043	680,309
Westamerica Bancorp	1,396	68,990
Western Alliance Bancorp	7,725	668,135
Willis Towers Watson PLC	2,462	725,133
WSFS Financial Corp.	1,633	83,267
Xenia Hotels & Resorts, Inc. R	2,398	35,418
Zions Bancorp NA	13,403	632,890
Zurich Insurance Group AG (Switzerland)	1,724	1,041,571
		202,444,582
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	36,319	1,466,362
DraftKings, Inc. Class A †	54,390	2,132,088
Golden Entertainment, Inc.	2,898	92,127
International Game Technology PLC	19,235	409,706
La Francaise des Jeux SAEM (France)	6,223	256,073
Las Vegas Sands Corp.	15,864	798,594
Red Rock Resorts, Inc. Class A	6,865	373,731
		5,528,681
Health care (8.1%)
Abbott Laboratories	27,235	3,105,062
AbbVie, Inc.	63,817	12,602,581
ACADIA Pharmaceuticals, Inc. †	24,682	379,609
ACELYRIN, Inc. †	17,296	85,269
Addus HomeCare Corp. †	710	94,451
ADMA Biologics, Inc. †	3,704	74,043
Agilent Technologies, Inc.	4,580	680,038
Alkermes PLC †	2,938	82,235
Alnylam Pharmaceuticals, Inc. †	1,213	333,611
Amgen, Inc.	2,030	654,086
AngioDynamics, Inc. †	11,694	90,979
Arcellx, Inc. †	5,648	471,664
Arcturus Therapeutics Holdings, Inc. †	16,009	371,569
Argenx SE (Netherlands) †	1,428	772,105
Arvinas, Inc. †	8,274	203,789
AstraZeneca PLC (United Kingdom)	36,731	5,722,190
AstraZeneca PLC (Rights) (United Kingdom) F	2,325	7,115
AstraZeneca PLC CVR (Rights) (United Kingdom) F	4,444	1,333
AstraZeneca PLC ADR (United Kingdom)	49,078	3,823,667
AtriCure, Inc. †	5,806	162,800
Avanos Medical, Inc. †	3,611	86,772
Axogen, Inc. †	8,995	126,110
Axonics, Inc. †	2,148	149,501
Becton, Dickinson and Co.	6,225	1,500,848

12
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.7%)* cont.	Shares	Value
Health care cont.
BioCryst Pharmaceuticals, Inc. †	19,000	$144,400
Biohaven, Ltd. †	10,144	506,896
bioMerieux (France)	2,589	310,290
Bioventus, Inc. Class A †	11,011	131,581
Blueprint Medicines Corp. †	745	68,913
Boston Scientific Corp. †	88,957	7,454,597
Bristol-Myers Squibb Co.	58,994	3,052,350
Cardinal Health, Inc.	5,810	642,121
CareDx, Inc. †	2,482	77,500
Castle Biosciences, Inc. †	10,405	296,751
Catalyst Pharmaceuticals, Inc. †	4,984	99,082
Chugai Pharmaceutical Co., Ltd. (Japan)	20,800	1,008,199
Cigna Group (The)	36,678	12,706,726
Cooper Cos., Inc. (The) †	5,858	646,372
Corcept Therapeutics, Inc. †	4,401	203,678
CSL, Ltd. (Australia)	471	93,038
CVS Health Corp.	11,666	733,558
Daiichi Sankyo Co., Ltd. (Japan)	31,400	1,037,215
Danaher Corp.	11,264	3,131,617
Demant A/S (Denmark) †	13,677	532,462
Denali Therapeutics, Inc. †	3,979	115,908
Dexcom, Inc. †	8,962	600,812
Dyne Therapeutics, Inc. †	5,513	198,027
Edwards Lifesciences Corp. †	8,814	581,636
Elanco Animal Health, Inc. †	41,683	612,323
Elevance Health, Inc.	1,155	600,600
Eli Lilly and Co.	24,105	21,355,584
Enanta Pharmaceuticals, Inc. †	4,598	47,635
Exelixis, Inc. †	36,941	958,619
Fate Therapeutics, Inc. †	25,435	89,023
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	6,035	133,773
Fresenius SE & Co. KGaA (Germany) †	11,564	441,175
FUJIFILM Holdings Corp. (Japan)	27,600	714,479
Glaukos Corp. †	1,144	149,040
GSK PLC (United Kingdom)	71,743	1,460,761
Guardant Health, Inc. †	2,994	68,682
HCA Healthcare, Inc.	1,587	645,004
Health Catalyst, Inc. †	12,516	101,880
HealthEquity, Inc. †	1,024	83,814
Hologic, Inc. †	8,011	652,576
IDEXX Laboratories, Inc. †	2,715	1,371,672
ImmunityBio, Inc. †	36,774	136,799
Immunovant, Inc. †	12,375	352,811
Inari Medical, Inc. †	1,582	65,242
Incyte Corp. †	10,070	665,627
Insmed, Inc. †	7,684	560,932
Insulet Corp. †	2,845	662,174
Intuitive Surgical, Inc. †	10,548	5,181,916
Ipsen SA (France)	3,079	379,272
Ironwood Pharmaceuticals, Inc. †	52,951	218,158
Jazz Pharmaceuticals PLC †	5,705	635,594
Johnson & Johnson	3,932	637,220
Keros Therapeutics, Inc. †	2,217	128,741
Kiniksa Pharmaceuticals International PLC †	6,928	173,131
Lantheus Holdings, Inc. †	5,384	590,894
LivaNova PLC (United Kingdom) †	5,470	287,394
Lonza Group AG (Switzerland)	5,128	3,254,143
M3, Inc. (Japan)	28,800	288,402
MacroGenics, Inc. †	20,054	65,978
McKesson Corp.	10,389	5,136,530
Medpace Holdings, Inc. †	1,974	658,921

Dynamic Asset Allocation Balanced Fund
13

COMMON STOCKS (69.7%)* cont.	Shares	Value
Health care cont.
Medtronic PLC	8,261	$743,738
Merck & Co., Inc.	100,385	11,399,720
Merck KGaA (Germany)	508	89,678
Neumora Therapeutics, Inc. †	6,161	81,387
Neurocrine Biosciences, Inc. †	9,473	1,091,479
Novartis AG (Switzerland)	24,525	2,823,865
Novo Nordisk A/S Class B (Denmark)	29,671	3,519,322
Novocure, Ltd. (Jersey) †	20,896	326,604
Nurix Therapeutics, Inc. †	16,240	364,913
Olympus Corp. (Japan)	19,800	376,384
Ono Pharmaceutical Co., Ltd. (Japan)	6,400	85,909
Option Care Health, Inc. †	11,275	352,908
OraSure Technologies, Inc. †	34,158	145,855
Otsuka Holdings Company, Ltd. (Japan)	5,900	335,115
Pfizer, Inc.	21,575	624,381
Protagonist Therapeutics, Inc. †	8,183	368,235
PTC Therapeutics, Inc. †	10,882	403,722
Pulse Biosciences, Inc. †	4,299	75,404
QIAGEN NV (Netherlands)	13,795	628,638
Regeneron Pharmaceuticals, Inc. †	7,982	8,390,998
Roche Holding AG (Switzerland)	8,379	2,681,424
RxSight, Inc. †	6,757	333,999
Sabra Health Care REIT, Inc. R	16,683	310,471
Sandoz Group AG (Switzerland)	23,240	968,478
Sanofi SA (France)	20,563	2,367,606
Schrodinger, Inc. †	3,275	60,751
Select Medical Holdings Corp.	12,117	422,520
Shionogi & Co., Ltd. (Japan)	28,200	404,224
Solventum Corp. †	8,832	615,767
Sonova Holding AG (Switzerland)	2,670	961,722
Stryker Corp.	1,780	643,043
Summit Therapeutics, Inc. †	19,341	423,568
Sutro Biopharma, Inc. †	17,575	60,810
Teladoc Health, Inc. †	40,417	371,028
Tenet Healthcare Corp. †	4,161	691,558
TG Therapeutics, Inc. †	7,142	167,051
Thermo Fisher Scientific, Inc.	9,239	5,714,968
United Therapeutics Corp. †	1,740	623,529
UnitedHealth Group, Inc.	10,739	6,278,879
Universal Health Services, Inc. Class B	2,766	633,442
Vaxcyte, Inc. †	296	33,824
Vir Biotechnology, Inc. †	16,995	127,293
Voyager Therapeutics, Inc. †	11,445	66,953
Wave Life Sciences, Ltd. †	17,463	143,197
Xencor, Inc. †	14,965	300,946
Y-mAbs Therapeutics, Inc. †	5,648	74,271
		173,231,252
Homebuilding (0.5%)
Forestar Group, Inc. †	6,119	198,072
Hovnanian Enterprises, Inc. Class A †	1,845	377,063
KB Home	4,113	352,443
Lennar Corp. Class A	3,527	661,242
M/I Homes, Inc. †	2,950	505,512
Meritage Homes Corp.	932	191,125
PulteGroup, Inc.	48,982	7,030,386
Taylor Wimpey PLC (United Kingdom)	113,891	250,524
Toll Brothers, Inc.	4,685	723,786
TRI Pointe Homes, Inc. †	10,707	485,134
		10,775,287

14
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.7%)* cont.	Shares	Value
Household furniture and appliances (—%)
Hoshizaki Corp. (Japan)	4,100	$142,786
Rational AG (Germany)	240	245,027
		387,813
Lodging/Tourism (0.3%)
Accor SA (France)	29,840	1,297,141
Hilton Worldwide Holdings, Inc.	16,298	3,756,690
Host Hotels & Resorts, Inc. R	36,214	637,366
InterContinental Hotels Group PLC (United Kingdom)	3,383	368,409
Ryman Hospitality Properties, Inc. R	4,446	476,789
		6,536,395
Media (0.8%)
Informa PLC (United Kingdom)	38,365	421,920
Netflix, Inc. †	21,639	15,347,894
Universal Music Group NV (Netherlands)	35,001	915,668
		16,685,482
Publishing (0.2%)
New York Times Co. (The) Class A	12,136	675,611
S&P Global, Inc.	4,441	2,294,309
TOPPAN Holdings, Inc. (Japan)	40,500	1,205,373
		4,175,293
Retail (4.5%)
Abercrombie & Fitch Co. Class A †	3,527	493,427
Amazon.com, Inc. †	260,816	48,597,845
American Eagle Outfitters, Inc.	10,881	243,626
Associated British Foods PLC (United Kingdom)	10,659	333,122
BJ’s Wholesale Club Holdings, Inc. †	22,683	1,870,894
BlueLinx Holdings, Inc. †	1,679	177,000
Buckle, Inc. (The)	1,863	81,916
Caleres, Inc.	2,070	68,414
Designer Brands, Inc. Class A	11,481	84,730
Fast Retailing Co., Ltd. (Japan)	3,700	1,227,649
G-III Apparel Group, Ltd. †	2,796	85,334
GMS, Inc. †	1,269	114,933
Home Depot, Inc. (The)	6,263	2,537,768
Industria de Diseno Textil SA (Spain)	29,544	1,749,785
J. Jill, Inc.	6,462	159,418
Next PLC (United Kingdom)	4,097	536,693
O’Reilly Automotive, Inc. †	4,393	5,058,979
Ross Stores, Inc.	4,014	604,147
Target Corp.	22,307	3,476,769
TJX Cos., Inc. (The)	58,938	6,927,573
Upbound Group, Inc.	2,118	67,755
Urban Outfitters, Inc. †	1,975	75,662
Walmart, Inc.	253,249	20,449,857
		95,023,296
Semiconductor (0.7%)
Applied Materials, Inc.	20,938	4,230,523
ASML Holding NV (Netherlands)	6,675	5,552,664
Disco Corp. (Japan)	2,500	658,569
KLA Corp.	812	628,821
Lam Research Corp.	859	701,013
MaxLinear, Inc. †	5,561	80,523
Renesas Electronics Corp. (Japan)	57,300	831,575
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	47,000	1,417,244
		14,100,932
Software (5.3%)
Adobe, Inc. †	16,713	8,653,657
Atlassian Corp. Class A †	4,421	702,099
Autodesk, Inc. †	2,680	738,286
Blackline, Inc. †	3,357	185,105
Cadence Design Systems, Inc. †	17,404	4,717,006

Dynamic Asset Allocation Balanced Fund
15

COMMON STOCKS (69.7%)* cont.	Shares	Value
Software cont.
Domo, Inc. Class B †	14,557	$109,323
Manhattan Associates, Inc. †	2,695	758,319
Microsoft Corp.	177,545	76,397,614
Nexon Co., Ltd. (Japan)	7,300	145,065
Oracle Corp.	66,913	11,401,974
Pegasystems, Inc.	17,786	1,299,979
PROS Holdings, Inc. †	5,747	106,434
ROBLOX Corp. Class A †	14,117	624,818
SAP SE (Germany)	3,278	749,785
TIS, Inc. (Japan)	13,700	349,716
Veeva Systems, Inc. Class A †	23,779	4,990,499
Workday, Inc. Class A †	2,396	585,606
		112,515,285
Technology (—%)
SoftBank Group Corp. (Japan)	12,300	729,590
		729,590
Technology services (4.2%)
Accenture PLC Class A	1,784	630,608
Alphabet, Inc. Class A	139,577	23,148,845
Alphabet, Inc. Class C	91,678	15,327,645
DocuSign, Inc. †	27,983	1,737,464
EPAM Systems, Inc. †	1,415	281,627
Fair Isaac Corp. †	841	1,634,500
HealthStream, Inc.	3,230	93,153
Integral Ad Science Holding Corp. †	17,411	188,213
Leidos Holdings, Inc.	4,831	787,453
LY Corp. (Japan)	295,300	860,739
Maximus, Inc.	840	78,254
Meta Platforms, Inc. Class A	58,641	33,568,454
NEC Corp. (Japan)	2,000	193,133
Pinterest, Inc. Class A †	22,573	730,688
Prosus NV (China)	21,306	931,120
Q2 Holdings, Inc. †	2,048	163,369
Roku, Inc. †	8,667	647,078
Salesforce, Inc.	19,790	5,416,721
Scout24 SE (Germany)	2,435	209,648
Spotify Technology SA (Sweden) †	6,385	2,353,064
Unisys Corp. †	18,988	107,852
VeriSign, Inc. †	3,301	627,058
Western Union Co. (The)	52,215	622,925
		90,339,611
Textiles (—%)
Deckers Outdoor Corp. †	4,284	683,084
		683,084
Tire and rubber (—%)
Goodyear Tire & Rubber Co. (The) †	8,707	77,057
		77,057
Toys (0.1%)
Nintendo Co., Ltd. (Japan)	34,500	1,844,072
		1,844,072
Transportation (1.4%)
Aena SME SA (Spain)	3,121	685,607
ArcBest Corp.	661	71,685
Arlo Technologies, Inc. †	15,794	191,265
Canadian National Railway Co. (Canada)	14,947	1,750,273
Canadian Pacific Kansas City, Ltd. (Canada)	38,302	3,276,353
Costamare, Inc. (Monaco)	5,470	85,988
CSX Corp.	31,819	1,098,710
DHL Group (Germany) (Germany)	19,578	873,309
Expeditors International of Washington, Inc.	5,368	705,355
FedEx Corp.	19,366	5,300,087

16
Dynamic Asset Allocation Balanced Fund

COMMON STOCKS (69.7%)* cont.	Shares	Value
Transportation cont.
Hub Group, Inc. Class A	5,583	$253,747
International Seaways, Inc.	3,548	182,935
Kirby Corp. †	5,369	657,327
Matson, Inc.	3,696	527,124
Norfolk Southern Corp.	2,457	610,565
Qantas Airways, Ltd. (voting rights) (Australia) †	196,899	1,005,069
Ryanair Holdings PLC ADR (Ireland)	23,265	1,051,113
Safe Bulkers, Inc. (Monaco)	14,801	76,669
Scorpio Tankers, Inc.	6,201	442,131
SITC International Holdings Co., Ltd. (Hong Kong)	36,000	96,564
SkyWest, Inc. †	5,547	471,606
Southwest Airlines Co.	130,115	3,855,307
Teekay Corp. (Bermuda) †	18,978	174,598
Teekay Tankers, Ltd. Class A (Canada)	5,800	337,850
Union Pacific Corp.	21,682	5,344,179
United Parcel Service, Inc. Class B	4,906	668,884
Westinghouse Air Brake Technologies Corp.	3,819	694,180
		30,488,480
Utilities and power (1.9%)
AES Corp. (The)	36,782	737,847
ALLETE, Inc.	6,640	426,222
American Electric Power Co., Inc.	6,248	641,045
American States Water Co.	888	73,962
Black Hills Corp.	6,367	389,151
California Water Service Group	1,895	102,747
Centrica PLC (United Kingdom)	110,775	173,268
Chesapeake Utilities Corp.	615	76,365
Constellation Energy Corp.	3,446	896,029
Dominion Energy, Inc.	10,899	629,853
DTE Energy Co.	6,037	775,211
Duke Energy Corp.	5,471	630,806
E.ON SE (Germany)	59,868	891,550
Edison International	9,217	802,709
ENGIE SA (France)	35,701	617,348
Eni SpA (Italy)	17,551	267,083
Eversource Energy	9,602	653,416
Exelon Corp.	125,700	5,097,135
Hawaiian Electric Industries, Inc. †	3,112	30,124
Iberdrola SA (Spain)	129,037	1,994,799
Kansai Electric Power Co., Inc. (The) (Japan)	77,600	1,286,054
National Fuel Gas co.	10,654	645,739
New Jersey Resources Corp.	2,824	133,293
NextEra Energy, Inc.	54,746	4,627,679
Northwest Natural Holding Co.	2,093	85,436
NRG Energy, Inc.	44,675	4,069,893
Otter Tail Corp.	860	67,218
PG&E Corp.	95,507	1,888,173
PNM Resources, Inc.	7,437	325,517
Portland General Electric Co.	2,750	131,725
PPL Corp.	84,402	2,792,018
Public Service Enterprise Group, Inc.	7,400	660,154
RWE AG (Germany)	7,605	277,071
SJW Group	1,832	106,458
UGI Corp.	26,666	667,183
Unitil Corp.	1,340	81,177
Vistra Corp.	42,776	5,070,667
Xcel Energy, Inc.	11,498	750,818
		39,572,943
Total common stocks (cost $890,236,006)		$1,483,478,573

Dynamic Asset Allocation Balanced Fund
17

CORPORATE BONDS AND NOTES (12.9%)*		Principal amount	Value
Basic materials (1.0%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$400,000	$454,603
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		110,000	115,214
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		225,000	239,811
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		50,000	48,624
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		75,000	72,563
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		295,000	294,893
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		100,000	102,593
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		180,000	187,849
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		180,000	168,698
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		210,000	198,045
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		222,000	225,111
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		265,000	256,879
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	114,115
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		110,000	101,769
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		120,000	124,752
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		271,000	289,861
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		246,000	261,069
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,269,000	1,315,415
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		300,000	283,226
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, perpetual maturity (Mexico)		200,000	218,172
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		140,000	143,150
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		1,008,000	949,082
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		396,000	395,907
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		205,000	207,509
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		85,000	80,885
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		170,000	161,579
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		265,000	272,217
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		125,000	115,861
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		309,000	319,917
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		205,000	209,901
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		265,000	276,725
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		340,000	336,904
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		668,000	599,174
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	150,000	156,584
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		$155,000	146,234
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		260,000	227,182
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		245,000	248,733
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		252,000	218,003
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		474,000	465,633
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡		235,000	235,147
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		530,000	526,831
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		525,000	527,331
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		99,000	70,334
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		173,000	151,811
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27		75,000	69,494
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	145,019
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		$295,000	287,242
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		185,000	189,867
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		275,000	284,468
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	162,295
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		95,000	99,850
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		650,000	599,519
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		180,000	186,705
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		50,000	45,758
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		130,000	126,148
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	110,000	117,200
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		$143,000	140,504
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		675,000	630,810
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		233,000	232,369
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	105,000	112,651

18
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (12.9%)* cont.		Principal amount	Value
Basic materials cont.
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$215,000	$229,729
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		200,000	193,765
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		140,000	134,230
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		210,000	227,083
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		390,000	376,363
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		325,000	312,817
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		200,000	197,699
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		225,000	242,928
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		175,000	181,352
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		230,000	219,250
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		205,000	191,713
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		110,000	113,045
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		260,000	243,171
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		795,000	538,303
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		396,000	288,051
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	805,804
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		154,000	181,970
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		39,000	45,185
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		130,000	136,335
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		150,000	141,058
			20,545,646
Capital goods (0.9%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	175,000	166,331
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$200,000	178,707
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		245,000	221,088
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		255,000	190,323
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		320,000	338,578
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		23,000	23,581
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		21,000	20,986
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		273,000	256,377
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		809,000	778,733
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		100,000	97,634
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		340,000	322,567
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		1,388,000	1,337,150
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		105,000	97,227
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		215,000	146,133
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		290,000	304,643
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		205,000	218,065
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		356,000	374,667
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27		174,000	179,762
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		43,000	43,148
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		30,000	31,769
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		70,000	73,303
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31(Canada)		30,000	31,753
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		185,000	203,375
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		280,000	295,449
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		85,000	92,724
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		140,000	144,411
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	205,580
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$130,000	133,297
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	158,208
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27		480,000	490,950
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		145,000	127,779
DP World Salaam jr. unsec. sub. notes 6.00%, 1/1/26 (United Arab Emirates)		620,000	620,592
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32		130,000	133,140
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		190,000	185,500
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		70,000	73,506
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		80,000	79,292

Dynamic Asset Allocation Balanced Fund
19

CORPORATE BONDS AND NOTES (12.9%)* cont.		Principal amount	Value
Capital goods cont.
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		$255,000	$237,280
Howmet Aerospace, Inc. sr. unsec. unsub. notes 4.85%, 10/15/31		265,000	270,668
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		599,000	568,478
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	482,564
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		284,000	281,972
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		120,000	115,899
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		375,000	365,440
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		130,000	133,413
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		263,000	264,513
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		298,000	273,196
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		295,000	303,432
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		20,000	20,103
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29		1,360,000	1,409,153
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		80,000	82,807
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		155,000	165,270
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		125,000	122,426
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		110,000	114,400
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		857,000	855,066
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		200,000	190,824
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		225,000	226,091
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28		180,000	172,149
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		280,000	312,550
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		75,000	81,458
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		150,000	146,545
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		135,000	136,350
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		235,000	234,370
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		235,000	229,024
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		45,000	47,651
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity		285,000	289,251
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		190,000	199,142
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		195,000	203,305
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	155,000	171,481
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34		$220,000	225,911
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		92,000	84,325
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		497,000	484,081
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		323,000	334,072
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		265,000	276,356
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		55,000	56,890
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 4/23/30 (Germany)		160,000	161,469
			18,705,703
Communication services (1.3%)
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	145,607
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	140,830
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R		724,000	646,677
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R		413,000	382,104
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R		844,000	815,805
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R		788,000	771,773
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		2,055,000	1,504,445
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		165,000	164,673
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		804,000	678,056
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		1,045,000	978,462
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		180,000	173,607
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,255,000	1,155,336
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		160,000	141,181
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		240,000	211,713
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		731,000	651,102
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		730,000	559,229

20
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (12.9%)* cont.	Principal amount	Value
Communication services cont.
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	$58,000	$57,921
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	327,000	208,900
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63	189,000	120,074
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	557,000	421,954
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	307,000	256,600
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)	265,000	265,000
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)	465,000	450,578
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	450,000	441,804
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	591,000	579,434
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	385,000	363,319
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	187,000	184,800
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29	370,000	357,870
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	435,000	525,405
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30	95,000	95,659
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	275,000	270,198
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	115,000	106,490
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	266,000	251,153
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	1,563,000	1,521,804
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	170,000	181,307
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	165,000	165,806
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	244,000	263,825
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	600,000	612,475
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	455,000	497,134
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	1,231,000	1,062,516
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	119,000	115,755
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,210,000	1,195,659
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	69,000	70,757
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	155,000	141,067
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	6,000	6,053
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28	660,000	675,264
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	340,000	326,588
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	328,000	358,016
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	1,130,000	1,027,899
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	957,000	724,972
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	755,000	737,640
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,995,000	2,006,300
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	360,000	335,971
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)	200,000	178,070
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)	510,000	470,257
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)	335,000	358,241
		27,111,135
Consumer cyclicals (1.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	458,000	448,311
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	328,000	302,531
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	305,000	311,816
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29	345,000	308,647
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	270,000	260,036
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	225,000	210,537
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	165,800	154,179
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	590,000	613,720
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	440,000	458,971
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	140,000	138,643
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	820,000	748,472
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	524,000	536,563
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31	230,000	246,992
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	410,000	391,763
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32	40,000	41,402
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	345,000	360,656

Dynamic Asset Allocation Balanced Fund
21

CORPORATE BONDS AND NOTES (12.9%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		$415,000	$395,023
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		225,000	227,917
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		70,000	74,442
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		130,000	141,230
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		420,000	425,619
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		160,000	172,751
Carvana Co. 144A company guaranty sr. sub. notes 12.00%, 12/1/28 ‡‡		225,000	236,497
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		235,000	235,429
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		185,000	182,054
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		340,000	355,822
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		325,000	291,088
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		160,000	151,423
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34		295,000	299,249
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		1,056,000	999,348
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	100,000	117,100
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		$285,000	294,218
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		455,000	468,819
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		280,000	246,837
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		375,000	375,829
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		72,000	68,643
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		255,000	159,671
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		172,000	172,383
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		345,000	372,719
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		397,000	417,548
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34		397,000	412,888
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29		397,000	409,336
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		272,000	278,735
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		641,000	642,594
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		41,000	44,232
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		107,000	110,668
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		100,000	99,825
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		775,000	831,809
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		215,000	221,568
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,275,000	1,289,183
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		210,000	198,767
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		490,000	444,656
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		295,000	316,105
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		45,000	47,232
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		375,000	388,262
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	122,475
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		100,000	97,846
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		300,000	311,507
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		125,000	123,631
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		360,000	361,590
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		200,000	194,766
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31		962,000	830,112
Moody’s Corp. sr. unsec. sub. bonds 5.00%, 8/5/34		295,000	302,173
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		100,000	107,022
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		140,000	150,125
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		360,000	352,978
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34		300,000	310,421
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	725,000	840,947
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$135,000	143,912
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		578,000	608,346
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		119,000	117,019
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		220,000	208,246
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		150,000	143,434
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		245,000	261,764
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		155,000	154,241
Owens Corning sr. unsec. notes 3.50%, 2/15/30		285,000	270,831

22
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (12.9%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		$175,000	$166,223
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		375,000	356,228
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		169,000	161,756
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		245,000	242,800
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	135,000	181,453
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		$290,000	290,297
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		50,000	51,898
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		400,000	410,324
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		175,000	177,406
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		160,000	161,671
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		55,000	54,418
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		380,000	383,627
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		91,000	84,059
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28		86,000	88,009
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		188,000	160,501
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)		270,000	265,647
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		235,000	233,376
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	198,104
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		275,000	239,822
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		235,000	221,887
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		265,000	274,658
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		105,000	108,813
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	180,000	193,851
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	80,256
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		305,000	288,906
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		175,000	179,044
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		190,000	176,365
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		445,000	379,712
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		300,000	281,492
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		265,000	264,308
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		90,000	91,950
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		175,000	174,010
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		115,000	117,110
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		221,000	219,917
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		250,000	273,559
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		100,000	101,338
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		382,000	512,548
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		893,000	793,573
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		695,000	672,171
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		420,000	424,285
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26 ‡‡		95,000	95,148
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		210,000	207,610
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		425,000	458,797
			34,663,071
Consumer staples (0.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		250,000	230,756
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		90,000	92,673
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		314,000	313,299
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		255,000	248,244
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		280,000	239,244
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,000,000	992,762
Avis Budget Finance PLC 7.00%, 2/28/29		130,000	144,736
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		120,000	133,603
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	190,000	211,631
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$260,000	245,372
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		240,000	252,329

Dynamic Asset Allocation Balanced Fund
23

CORPORATE BONDS AND NOTES (12.9%)* cont.		Principal amount	Value
Consumer staples cont.
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		$140,000	$145,596
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		225,000	220,272
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	185,000	194,737
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$100,000	94,800
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		220,000	230,015
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		155,000	162,804
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		196,000	180,821
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		354,000	423,223
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		462,000	491,131
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		143,000	140,361
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		330,000	307,663
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		35,000	36,299
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		130,000	134,759
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		240,000	239,902
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		183,000	170,428
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		150,000	140,108
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		480,000	497,034
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		620,000	641,727
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		86,000	88,445
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26		380,000	382,654
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31		150,000	151,396
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		404,000	378,773
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		614,000	597,489
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		806,000	836,365
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34		195,000	201,766
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		55,000	58,278
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33		185,000	185,661
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29		70,000	71,887
			10,509,043
Energy (0.8%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		500,000	501,524
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		25,000	28,299
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		1,715,000	1,692,621
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		545,000	555,605
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		215,000	215,648
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		35,000	37,111
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		130,000	135,293
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		260,000	275,545
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		225,000	238,403
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		125,000	116,969
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		90,000	87,940
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)		80,000	82,317
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	200,070
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	139,964
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		370,000	376,903
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		125,000	124,824
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		215,000	212,875
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		115,000	119,118
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		270,000	270,233
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		250,000	251,905
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29		370,000	369,837
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33		380,000	374,577
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		155,000	154,885
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31		330,000	314,214
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		190,000	190,575
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		705,000	732,486
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		185,000	201,303

24
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (12.9%)* cont.	Principal amount	Value
Energy cont.
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	$397,000	$451,372
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	920,000	920,283
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	1,045,000	1,078,527
Permian Resources Operating, LLC 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/26	275,000	274,755
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	162,000	168,473
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	270,000	233,858
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	188,000	168,673
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	540,000	532,078
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	126,000	126,349
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	150,000	149,810
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	325,000	309,014
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)	235,000	245,520
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	250,000	261,734
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	100,000	100,284
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	135,000	135,040
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	240,000	239,985
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32	385,000	386,752
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32	545,000	521,788
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	80,000	79,811
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	535,000	533,641
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	425,000	417,621
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	444,000	441,022
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	54,462	55,752
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	129,000	129,141
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	135,000	139,171
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38	195,000	159,304
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	85,000	88,692
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	90,000	92,767
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	200,000	189,160
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54	260,000	263,742
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	210,000	233,482
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	230,000	259,240
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	300,000	316,982
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	115,000	119,967
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	155,000	164,064
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	70,000	69,830
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	295,000	285,988
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	55,000	54,771
		18,399,487
Financials (3.8%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	200,000	199,251
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	275,000	283,242
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	275,000	287,400
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	410,000	419,176
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,245,000	1,124,015
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)	900,000	882,947
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)	150,000	155,571
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	252,000	230,734
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	490,000	491,946
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	110,000	114,743
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	1,272,000	1,196,404
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	680,000	680,563
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	360,000	370,214
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32	85,000	86,303
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	340,000	326,797
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	807,000	913,878
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	442,000	441,777

Dynamic Asset Allocation Balanced Fund
25

CORPORATE BONDS AND NOTES (12.9%)* cont.	Principal amount	Value
Financials cont.
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28	$312,000	$280,847
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	380,000	387,341
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)	200,000	196,068
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	385,000	344,955
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	449,000	424,880
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	421,000	400,272
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	195,000	203,035
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	504,000	496,860
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	85,000	90,565
Athene Global Funding 144A notes 5.526%, 7/11/31	360,000	370,206
Athene Global Funding 144A notes 5.349%, 7/9/27	540,000	551,637
Athene Global Funding 144A notes 1.985%, 8/19/28	905,000	822,196
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	204,982
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	400,000	398,222
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	1,400,000	1,240,513
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	600,000	600,982
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	320,000	321,242
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27	2,328,000	2,223,296
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	672,000	609,387
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,112,000	1,952,935
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 5.968%, 9/15/26	125,000	125,350
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,572,000	1,736,860
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	555,000	553,961
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	430,000	441,049
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	812,000	571,288
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	176,000	167,346
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	270,000	224,435
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	193,000	183,970
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	375,000	326,875
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	200,000	198,737
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,000,000	1,015,172
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	432,000	429,780
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	280,000	290,867
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	1,934,000	1,585,103
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	2,674,000	2,626,916
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	609,000	602,985
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	415,000	389,647
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	776,000	777,209
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	212,702
CNO Global Funding 144A notes 4.95%, 9/9/29	695,000	697,990
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	246,000	238,039
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	525,000	553,991
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	402,000	391,779
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29	315,000	325,243
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	280,000	299,783
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	240,835
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	600,000	597,606
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	1,491,000	1,436,872
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	125,000	141,290
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	200,000	215,440
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	185,000	195,149
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,124,000	1,137,895
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	1,137,000	1,189,252
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	220,000	214,331
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	220,000	240,517
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	220,000	220,684
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	513,000	513,739
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	85,000	88,879
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	336,000	297,533

26
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (12.9%)* cont.	Principal amount	Value
Financials cont.
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	$148,000	$148,715
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	2,554,000	2,539,651
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	220,000	228,126
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	265,000	276,317
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	781,000	636,400
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	345,000	355,706
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	297,000	246,669
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	182,000	182,424
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	405,000	405,596
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	600,000	641,158
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	110,000	117,785
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	245,000	266,645
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,256,000	1,248,245
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.38%, 5/15/47	368,000	332,878
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	127,000	123,183
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	140,000	138,487
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	360,000	373,162
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	2,616,000	2,576,965
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,198,000	1,270,699
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	1,000,000	920,034
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	136,000	135,978
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	340,000	329,293
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R	65,000	64,947
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 7.00%, 7/15/31 R	185,000	196,328
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	245,000	239,614
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	445,000	444,333
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	377,000	405,614
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	45,000	47,530
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	30,000	31,246
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	393,000	397,275
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	300,000	334,502
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	575,000	571,694
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	680,000	697,331
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	2,599,000	2,556,637
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	817,000	808,996
Morgan Stanley unsec. sub. notes 5.297%, 4/20/37	150,000	151,182
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	230,000	239,020
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	72,000	75,985
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	240,000	250,843
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	550,000	539,377
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	395,000	402,091
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	305,000	266,893
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	230,000	236,958
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31	230,000	232,935
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	50,000	50,948
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	315,000	302,971
Pebblebrook Hotel LP/PEB Finance Corp. 144A sr. unsec. notes 6.375%, 10/15/29	60,000	60,448
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	235,000	236,399
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	1,380,000	1,361,136
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	460,000	479,695
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	236,000	213,184
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	106,000	101,106
Protective Life Global Funding 144A 5.467%, 12/8/28	435,000	455,290
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	70,000	73,308
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	265,000	274,059
Santander UK Group Holdings PLC sr. unsec. unsub. notes 6.833%, 11/21/26 (United Kingdom)	1,300,000	1,327,647
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	965,000	947,099
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29	540,000	537,522
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30	340,000	351,998
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	640,000	637,602

Dynamic Asset Allocation Balanced Fund
27

CORPORATE BONDS AND NOTES (12.9%)* cont.		Principal amount	Value
Financials cont.
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		$381,000	$382,720
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)		455,000	470,514
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		342,000	334,689
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,375,000	1,350,021
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		395,000	377,964
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		1,227,000	1,035,829
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R		658,000	661,074
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R		263,000	256,724
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		3,684,000	3,368,961
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		340,000	353,818
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		429,000	428,356
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		160,000	157,848
Westpac Banking Corp. sr. unsec. unsub. notes 2.70%, 8/19/26 (Australia)		78,000	76,241
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		359,000	271,825
			81,644,924
Health care (1.0%)
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29		510,000	525,012
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		512,000	469,280
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		230,000	242,964
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		36,000	37,897
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		75,000	78,277
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		740,000	762,205
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		355,000	341,290
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		145,000	153,519
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		185,000	167,256
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		731,000	674,755
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		565,000	584,183
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		205,000	183,670
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		240,000	235,024
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		110,000	101,515
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	98,931
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		200,000	220,647
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		145,000	142,798
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	139,487
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		340,000	313,183
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32		80,000	84,221
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		253,000	238,824
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		16,473	16,757
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		230,651	216,147
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		580,000	599,665
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		333,000	260,672
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		230,000	238,637
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		261,000	261,494
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		120,000	128,734
GE HealthCare Technologies, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 11/15/27		230,000	239,371
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		480,000	489,193
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	365,000	378,249
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		$116,000	116,168
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		242,000	238,278
HCA, Inc. company guaranty sr. unsec. notes 5.45%, 4/1/31		700,000	729,565
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		815,000	753,884
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		310,000	319,937
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		186,000	187,270
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		330,000	319,414
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		450,000	428,909
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		255,000	241,642
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		145,000	142,379
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		805,000	679,689
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		994,000	891,806
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		171,000	177,064
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		241,000	245,735

28
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (12.9%)* cont.		Principal amount	Value
Health care cont.
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		$926,000	$939,941
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		1,210,000	1,076,385
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		520,000	533,557
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	320,369
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		177,000	174,761
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		100,000	90,703
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		485,000	483,557
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		190,000	183,344
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		300,000	305,278
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	420,000	466,680
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$200,000	229,551
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	221,204
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		465,000	461,637
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		512,000	449,900
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		565,000	532,527
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27		242,000	234,721
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		160,000	141,475
			20,941,187
Technology (0.8%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		145,000	140,432
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		1,550,000	1,489,926
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		556,000	501,432
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		68,000	71,193
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		347,000	358,934
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		783,000	777,882
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		2,010,000	1,964,690
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29		545,000	561,609
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		107,000	90,731
Cadence Design Systems, Inc. sr. unsec. sub. notes 4.30%, 9/10/29		505,000	507,130
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		140,000	142,586
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		485,000	482,969
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		99,000	95,906
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26		100,000	97,375
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		210,000	194,551
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		200,000	211,255
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		265,000	248,951
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54		210,000	206,309
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34		105,000	103,995
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31		210,000	209,632
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29		835,000	833,047
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		480,000	468,795
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		620,000	605,329
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54		431,000	451,878
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		460,000	483,061
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		700,000	694,446
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		249,000	234,461
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		412,000	340,837
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31		418,000	380,473
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38		79,000	89,916
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,759,000	1,445,241
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		199,000	203,090
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		250,000	267,692
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		215,000	204,792
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		629,000	423,370
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		627,000	438,076

Dynamic Asset Allocation Balanced Fund
29

CORPORATE BONDS AND NOTES (12.9%)* cont.	Principal amount	Value
Technology cont.
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	$90,000	$81,509
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	674,000	578,543
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	355,000	336,698
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	455,000	420,820
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	295,000	305,038
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	255,000	235,936
		17,980,536
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	230,000	229,809
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	134,167	133,894
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	446,000	397,252
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	216,000	211,781
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	255,000	255,177
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	595,000	607,021
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)	200,000	208,761
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	917,000	942,308
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	90,000	87,023
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	325,000	339,018
		3,412,044
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28	230,000	236,869
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	320,000	307,181
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	481,000	416,772
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	220,000	225,342
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	1,094,000	1,093,394
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	181,000	159,133
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	48,000	47,849
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	155,000	150,210
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	133,000	146,453
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	228,411
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	340,000	355,003
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	781,000	655,106
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	416,000	404,310
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	210,000	241,232
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	427,000	418,284
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	200,000	228,159
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	835,000	877,273
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	815,000	722,988
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	122,000	121,906
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	1,308,000	1,249,809
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	86,000	88,215
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	113,000	111,624
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,375,000	1,360,448
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	169,000	178,588
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	680,000	696,457
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	75,000	77,778
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27	370,000	378,217
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	265,000	256,329
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	580,000	677,624
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	410,000	418,938
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	430,000	431,861
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	215,000	242,695
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	175,000	179,332
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	760,000	628,356
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	110,000	107,397
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	99,000	92,799
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	1,000,000	1,056,434
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	670,000	696,240
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	150,000	157,706
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	300,000	298,208

30
Dynamic Asset Allocation Balanced Fund

CORPORATE BONDS AND NOTES (12.9%)* cont.	Principal amount	Value
Utilities and power cont.
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	$160,000	$169,571
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	258,000	267,015
Southern California Gas Co. sr. unsub. bonds 5.05%, 9/1/34	250,000	257,908
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	425,000	445,964
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	1,595,000	1,612,404
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	95,000	99,597
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	190,000	194,114
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	415,000	443,823
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	387,000	379,537
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	150,000	157,912
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	155,000	154,365
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	225,000	242,408
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34	340,000	340,942
		21,186,490
Total corporate bonds and notes (cost $280,470,183)		$275,099,266
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.8%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.1%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$533,870	$557,406
5.50%, TBA, 10/1/54	2,000,000	2,019,572
5.50%, with due dates from 6/20/53 to 7/20/53	3,728,378	3,810,632
5.00%, TBA, 10/1/54	5,000,000	5,008,787
4.50%, TBA, 10/1/54	10,000,000	9,875,204
4.50%, with due dates from 5/15/47 to 5/20/49	339,722	338,512
4.00%, TBA, 10/1/54	7,000,000	6,768,462
3.00%, TBA, 10/1/54	11,000,000	10,032,331
3.00%, with due dates from 8/20/49 to 1/20/54	29,158,762	26,679,228
		65,090,134
U.S. Government Agency Mortgage Obligations (7.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	387,491	400,329
6.00%, 5/1/53	980,998	1,005,810
5.50%, 5/1/53	965,488	983,807
4.00%, 9/1/45	115,948	114,784
3.00%, 1/1/48	8,067,497	7,397,816
2.50%, with due dates from 8/1/50 to 8/1/51	4,292,946	3,722,928
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	3,290,849	3,396,004
5.28%, 12/1/28	294,000	306,574
4.00%, 1/1/57	654,827	630,849
3.50%, with due dates from 6/1/56 to 2/1/57	5,129,445	4,772,445
3.50%, 4/1/52	2,435,357	2,295,122
3.00%, with due dates from 4/1/46 to 4/1/52	11,087,884	10,129,909
2.73%, 9/1/29	373,000	351,888
2.50%, with due dates from 7/1/50 to 8/1/51	21,780,011	18,988,105
Uniform Mortgage-Backed Securities
6.50%, TBA, 10/1/54	9,000,000	9,279,444
6.00%, TBA, 10/1/54	2,000,000	2,044,370
5.50%, TBA, 10/1/54	1,000,000	1,011,736
5.00%, TBA, 10/1/54	32,000,000	31,983,750
3.50%, TBA, 10/1/54	15,000,000	13,969,856
2.50%, TBA, 10/1/54	37,000,000	31,942,872
2.50%, TBA, 10/1/39	21,000,000	19,689,090
		164,417,488
Total U.S. government and agency mortgage obligations (cost $236,369,169)		$229,507,622

Dynamic Asset Allocation Balanced Fund
31

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Bonds 4.25%, 11/15/40 [i]	$116,000	$121,239
U.S. Treasury Inflation Index Notes 0.625%, 1/15/26 [i]	145,591	143,085
U.S. Treasury Notes
0.625%, 8/15/30 [i]	123,000	103,755
2.875%, 8/15/28 [i]	9,000	8,806
0.25%, 7/31/25 [i]	166,000	160,950
Total U.S. treasury obligations (cost $537,835)		$537,835
MORTGAGE-BACKED SECURITIES (2.9%)*	Principal amount	Value
Agency collateralized mortgage obligations (0.7%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.43%, 10/25/53	$536,284	$540,474
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	2,768,694	497,185
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,066,808	923,354
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	5,477,118	1,367,690
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	4,940,002	978,387
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	4,086,050	934,231
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	4,287,637	892,231
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.837%, 4/15/37	27,696	32,910
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	4,473,656	844,910
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	3,131,379	593,081
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.593%, 4/15/44	4,581,446	529,924
REMICs Ser. 3391, PO, zero %, 4/15/37	2,225	1,930
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	3,700	3,223
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	3,743,159	687,520
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	6,944,899	1,194,616
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	6,616,862	714,221
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	6,395,525	840,087
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	6,333	5,285
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	747	622
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.495%, 4/20/51 W	677,471	681,000
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	3,236,444	627,403
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	6,340,660	968,944
FRB Ser. 16-H16, Class LI, IO, 2.355%, 7/20/66 W	7,511,551	358,053
Ser. 15-H26, Class EI, IO, 1.757%, 10/20/65 W	1,113,316	42,521
		14,259,802
Commercial mortgage-backed securities (0.9%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class AS, 6.797%, 6/15/36	557,000	551,082
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 1.06%, 5/15/53 W	5,142,814	210,468
AREIT Trust 144A FRB Ser. 21-CRE5, Class A, 6.277%, 11/17/38 (Cayman Islands)	94,109	94,138
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.666%, 8/15/52 W	10,061,178	576,039
BBCMS Mortgage Trust FRB Ser. 21-C9, Class XA, IO, 1.718%, 2/15/54 W	2,704,193	205,958
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.479%, 12/16/36 (Cayman Islands)	644,092	643,086
Benchmark Mortgage Trust FRB Ser. 24-V10, Class XA, IO, 1.306%, 10/15/29 W	5,154,000	286,000
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.247%, 5/15/38 (Cayman Islands)	796,276	763,900
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	169,000	158,775
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.08%, 12/15/47 W	56,696	52,490
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47 W	580,378	564,026
Ser. 16-P4, Class AS, 3.075%, 7/10/49	798,000	754,241
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.113%, 11/10/46 W	151,202	141,262
FRB Ser. 14-CR17, Class C, 4.941%, 5/10/47 W	392,000	359,671
FRB Ser. 14-UBS6, Class C, 4.508%, 12/10/47 W	500,000	474,618
FRB Ser. 15-LC21, Class B, 4.458%, 7/10/48 W	496,000	486,832
FRB Ser. 15-LC19, Class C, 4.377%, 2/10/48 W	731,000	699,868
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	375,259	368,231
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	447,000	421,697

32
Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (2.9%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	$391,000	$386,166
FRB Ser. 14-UBS6, Class XA, IO, 0.806%, 12/10/47 W	2,969,084	50
COMM Mortgage Trust 144A FRB Ser. 13-CR13, Class D, 5.113%, 11/10/46 W	537,000	330,260
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.03%, 1/15/49 W	2,904,635	372
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.355%, 4/15/50 W	360,000	320,659
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	399,000	384,665
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	577,000	563,404
Ser. 15-C1, Class AS, 3.791%, 4/15/50 W	1,138,000	1,123,489
Ser. 19-C17, Class AS, 3.278%, 9/15/52	598,000	536,184
FRB Ser. 20-C19, Class XA, IO, 1.212%, 3/15/53 W	10,381,446	473,434
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44 W	857,440	776,819
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 4.09%, 10/25/48 W	682,000	674,672
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class XA, IO, 0.746%, 6/10/47 W	867,724	18
FRB Ser. 14-GC24, Class XA, IO, 0.609%, 9/10/47 W	1,012,158	15
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class C, 4.714%, 9/15/47 W	682,400	660,981
FRB Ser. 13-C12, Class C, 4.071%, 7/15/45 W	351,100	328,015
FRB Ser. 15-C33, Class XA, IO, 1.049%, 12/15/48 W	4,559,983	29,679
FRB Ser. 14-C25, Class XA, IO, 0.897%, 11/15/47 W	3,263,014	58
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 13-LC11, Class AS, 3.216%, 4/15/46	250,905	230,379
KREF, Ltd. 144A FRB Ser. 22-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 6.415%, 2/17/39	337,000	336,789
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.229%, 7/16/36 (Cayman Islands)	1,076,108	1,071,037
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.465%, 5/15/48 W	375,000	362,149
FRB Ser. 13-C10, Class B, 4.115%, 7/15/46 W	404,223	368,349
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C9, Class D, 3.936%, 5/15/46 W	316,000	270,976
Morgan Stanley Capital I Trust
Ser. 18-L1, Class A3, 4.139%, 10/15/51	335,000	332,623
FRB Ser. 16-BNK2, Class C, 4.009%, 11/15/49 W	148,000	112,506
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.461%, 8/9/37 (Cayman Islands)	399,642	394,890
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, 7.261%, 6/17/37 (Bermuda)	245,771	246,616
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	417,718	32
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.229%, 6/16/36	16,425	16,407
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48 W	27,693	78
Wells Fargo Commercial Mortgage Trust FRB Ser. 16-LC25, Class XA, IO, 0.962%, 12/15/59 W	9,551,473	129,064
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.082%, 7/15/46 W	412,000	150,388
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.142%, 3/15/45 W	1,149,000	1,029,277
FRB Ser. 14-C22, Class XA, IO, 0.629%, 9/15/57 W	3,499,549	48
FRB Ser. 13-C14, Class XA, IO, 0.476%, 6/15/46 W	258,911	2
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 6.05%, 3/15/44 (In default) † W	257,303	95,792
FRB Ser. 13-C15, Class D, 4.327%, 8/15/46 W	437,000	183,287
		19,732,011
Residential mortgage-backed securities (non-agency) (1.3%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	285,222	293,397
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.159%, 5/25/47	1,078,720	617,350
Angel Oak Mortgage Trust 144A Ser. 24-9, Class A1, stepped-coupon 5.138%, (6.138%, 9/1/28) 9/29/69 ††	478,000	479,751
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	65,512	64,390
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	104,851	100,704
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 5.569%, 9/25/45	75,100	69,592
BRAVO Residential Funding Trust 144A
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	195,643	198,676
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.28%, 8/25/69	385,904	383,443
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	500,000	475,200

Dynamic Asset Allocation Balanced Fund
33

MORTGAGE-BACKED SECURITIES (2.9%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.124%, 5/25/35 W	$106,455	$104,622
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.063%, 6/25/46	354,280	337,577
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 5.735%, 11/20/35	158,531	150,166
FRB Ser. 06-24CB, Class A19, (CME Term SOFR 1 Month + 0.61%), 5.469%, 8/25/36	351,117	154,376
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.394%, 12/25/35	788,232	504,040
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.349%, 8/25/46	723,463	613,871
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.255%, 2/20/47	386,701	309,077
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147%, (7.147%, 6/1/28), 7/25/69 ††	222,227	225,827
CSMC Trust 144A
Ser. 21-RPL4, Class A1, 4.074%, 12/27/60 W	235,830	235,176
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61 W	216,629	216,095
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.395%, 12/25/28	347,968	367,466
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.095%, 4/25/28	264,626	273,499
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (US 30 Day Average SOFR + 4.76%), 10.045%, 10/25/28	82,246	86,395
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.98%, 9/25/42	24,000	25,377
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.23%, 6/25/42	537,209	552,529
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 8.18%, 4/25/42	24,000	24,852
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.93%, 7/25/42	683,782	702,327
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.58%, 8/25/42	240,525	246,309
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.48%, 5/25/42	277,141	281,724
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.43%, 9/25/42	60,707	61,434
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.38%, 3/25/42	22,203	22,360
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.38%, 10/25/33	134,424	137,656
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.363%, 3/25/43	164,756	166,920
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.28%, 6/25/43	90,437	90,952
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.28%, 4/25/42	106,123	107,556
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.13%, 11/25/43	84,992	85,979
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 7.13%, 11/25/43	84,908	85,599
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.13%, 1/25/42	357,000	362,224
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.08%, 11/25/41	714,000	721,975
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.93%, 1/25/34	70,907	71,276
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 6.78%, 10/25/41	306,000	307,837
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.63%, 2/25/44	99,932	100,426
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.58%, 2/25/42	200,051	200,495
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 6.53%, 5/25/44	104,182	104,374

34
Dynamic Asset Allocation Balanced Fund

MORTGAGE-BACKED SECURITIES (2.9%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.28%, 1/25/42	$216,964	$216,519
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 6.23%, 12/25/41	81,546	81,339
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 6.08%, 10/25/41	15,077	15,059
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.345%, 8/25/28	278,697	292,710
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.145%, 8/25/28	357,470	375,457
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.395%, 9/25/28	202,912	209,043
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.295%, 10/25/28	49,657	52,032
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.095%, 4/25/28	649,243	676,759
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.845%, 1/25/29	498,794	520,200
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.745%, 5/25/29	342,957	358,569
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.645%, 4/25/29	237,057	248,218
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.645%, 1/25/29	608,203	632,030
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.045%, 9/25/29	95,000	99,688
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.945%, 7/25/29	280,118	289,801
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.195%, 2/25/30	104,792	108,514
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.045%, 2/25/30	24,859	25,041
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.745%, 1/25/31	177,462	182,446
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.595%, 8/25/30	12,637	12,986
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust IFB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.78%, 3/25/42	104,000	109,427
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 8.38%, 3/25/42	102,000	106,372
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.28%, 4/25/42	901,000	931,068
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.28%, 1/25/42	450,000	462,241
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.213%, 6/25/42	267,143	275,531
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.03%, 5/25/42	135,319	139,059
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.83%, 7/25/42	186,150	191,192
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.763%, 9/25/42	153,594	156,583
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 7.663%, 12/25/42	42,075	43,240
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 7.58%, 1/25/43	83,573	85,312
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.545%, 11/25/39	43,560	43,855
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.38%, 3/25/42	394,627	400,210
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.28%, 3/25/42	277,369	281,465

Dynamic Asset Allocation Balanced Fund
35

MORTGAGE-BACKED SECURITIES (2.9%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.213%, 9/25/43	$33,381	$33,627
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.18%, 4/25/42	59,166	59,533
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.18%, 12/25/41	212,000	214,728
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.98%, 7/25/43	63,732	64,000
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.93%, 12/25/41	234,000	235,876
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 6.493%, 9/25/44	294,000	294,735
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.48%, 1/25/42	248,036	248,082
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.413%, 3/25/44	44,828	44,865
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 6.393%, 9/25/44	107,000	107,322
Connecticut Avenue Securities FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.38%, 2/25/44	9,139	9,147
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.38%, 5/25/44	105,597	105,652
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 6.28%, 7/25/44	28,358	28,371
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.28%, 12/25/41	110,027	109,849
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.18%, 11/25/41	26,677	26,648
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 6.13%, 12/25/41	4,529	4,524
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	245,395	243,922
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	420,870	397,785
Imperial Fund Mortgage Trust 144A Ser. 22-NQM5, Class A1, 5.39%, 8/25/67	149,209	148,726
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.045%, 3/25/54	173,456	175,032
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	314,827	319,442
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 5.769%, 2/25/34	361,831	361,150
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	147,387	150,373
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	541,714	545,964
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 5.794%, 8/25/34	129,569	125,006
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.659%, 8/26/47 W	65,991	66,109
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 5.869%, 1/25/48	156,630	153,435
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.019%, 10/25/34	194,249	191,817
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.797%, 7/25/54	566,469	566,890
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69 ††	1,470,654	1,497,263
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60 W	886,000	869,911
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62 W	214,000	201,208
Starwood Mortgage Residential Trust 144A Ser. 20-3, Class A3, 2.591%, 4/25/65 W	757,000	676,654
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.819%, 5/25/47	445,652	355,982
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56 W	282,000	267,802
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.929%, 7/25/45	133,043	132,657
FRB Ser. 05-AR11, Class A1B3, (CME Term SOFR 1 Month + 0.91%), 5.769%, 8/25/45	107,944	106,947
FRB Ser. 07-HY2, Class 1A1, 4.306%, 12/25/36 W	300,357	270,399
		27,754,270
Total mortgage-backed securities (cost $60,555,743)		$61,746,083

36
Dynamic Asset Allocation Balanced Fund

COLLATERALIZED LOAN OBLIGATIONS (1.1%)*	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.615%, 4/23/34 (Cayman Islands)	$331,000	$331,238
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/20/34 (Cayman Islands)	350,000	350,384
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 6.60%, 7/20/37 (Cayman Islands)	350,000	351,431
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.696%, 10/25/32 (Cayman Islands)	500,000	500,588
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.875%, 4/16/37 (Jersey)	339,000	341,288
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 7/20/34	350,000	350,351
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 6.546%, 10/19/37 (Cayman Islands)	500,000	501,215
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	450,000	453,018
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.794%, 11/22/34 (Cayman Islands)	454,000	453,773
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.733%, 10/15/34 (Cayman Islands)	268,000	268,215
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.737%, 7/17/34 (Cayman Islands)	309,000	309,209
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	500,000	500,827
CIFC Funding II, Ltd. 144A FRB Ser. 24-2RA, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.497%, 10/24/37 (Cayman Islands)	400,000	401,091
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.533%, 7/23/37 (Cayman Islands)	550,000	549,330
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.764%, 1/20/35 (Cayman Islands)	650,000	650,496
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/20/34 (Cayman Islands)	350,000	350,343
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	400,000	399,918
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.753%, 7/15/34 (Cayman Islands)	615,000	615,604
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.544%, 7/20/30	300,000	300,420
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.799%, 4/18/37	422,000	424,407
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 6.503%, 10/21/37 (Cayman Islands)	350,000	350,086
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 6.802%, 4/20/37 (Cayman Islands)	425,000	426,169
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 6.701%, 7/18/37 (Cayman Islands)	500,000	501,868
Elmwood CLO IV, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.46%), 6.783%, 4/18/37 (Cayman Islands)	250,000	251,424
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 6.782%, 4/20/37	300,000	301,693
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.764%, 4/20/34 (Cayman Islands)	250,000	250,794
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.774%, 7/20/34 (Cayman Islands)	300,000	300,312
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.695%, 7/28/34	550,000	550,559
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.786%, 7/25/34 (Cayman Islands)	400,000	400,445
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.396%, 7/25/34 (Cayman Islands)	310,000	310,600
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.536%, 7/16/36 (Cayman Islands)	400,000	402,531
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	500,000	501,412
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 6.932%, 10/20/36 (Cayman Islands)	400,000	402,665
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.813%, 8/26/34 (Cayman Islands)	600,000	600,621

Dynamic Asset Allocation Balanced Fund
37

COLLATERALIZED LOAN OBLIGATIONS (1.1%)* cont.	Principal amount	Value
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.853%, 1/15/35 (Cayman Islands)	$250,000	$250,171
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 6.733%, 7/22/38 (Cayman Islands)	500,000	501,755
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.213%, 1/15/35 (Cayman Islands)	650,000	650,565
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.38%, 5/15/32 (Cayman Islands)	1,178,000	1,180,945
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.934%, 1/20/34 (Cayman Islands)	475,000	475,699
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 4/20/34 (Cayman Islands)	500,000	500,579
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 6.691%, 7/15/39 (Cayman Islands)	350,000	351,447
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.344%, 7/20/34 (Cayman Islands)	350,000	350,632
Signal Peak CLO 5, Ltd. 144A FRB Ser. 24-5A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.835%, 4/25/37 (Cayman Islands)	250,000	251,321
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/20/34 (Cayman Islands)	508,000	508,635
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.696%, 10/25/34 (Cayman Islands)	450,000	450,353
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 7.213%, 7/15/34 (Cayman Islands)	400,000	400,394
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.714%, 7/21/34 (Cayman Islands)	500,000	500,520
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.714%, 1/20/35 (Cayman Islands)	300,000	300,275
Venture 44 CLO ,Ltd. 144A FRB Ser. 21-44A, Class A1N, (CME Term SOFR 3 Month + 1.46%), 6.744%, 10/20/34 (Cayman Islands)	350,000	350,321
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.743%, 7/15/32 (Cayman Islands)	300,000	300,293
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 6.973%, 4/20/37 (Jersey)	350,000	352,450
Wind River CLO, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.714%, 1/20/35 (Cayman Islands)	360,000	360,215
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.101%, 1/15/37 (Jersey)	250,000	251,853
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.76%, 7/15/37 (Cayman Islands)	500,000	500,865
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.964%, 10/20/34	300,000	300,395
Total collateralized loan obligations (cost $22,894,114)		$23,044,008
FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)*		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	200,000	$187,319
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	250,000	249,451
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$630,000	521,191
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		446,000	417,615
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		860,000	880,084
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		360,000	374,412
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		750,000	621,375
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		310,000	292,681
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		560,000	570,920
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		262,000	265,858
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		460,000	485,111
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		350,000	379,444
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		1,310,000	1,320,213
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		730,000	735,691
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		650,000	648,503
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		500,000	547,521
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		205,000	204,848
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		245,000	244,877
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	183,278
Poland (Republic of) company guaranty sr. unsec. unsub. notes Ser. REGS, 5.375%, 5/22/33 (Poland)		200,000	205,682

38
Dynamic Asset Allocation Balanced Fund

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)* cont.	Principal amount	Value
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)	$970,000	$931,811
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	287,000	287,065
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 4/20/32 (South Africa)	300,000	299,609
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)	550,000	469,301
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)	820,000	705,989
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)	675,000	821,509
Total foreign government and agency bonds and notes (cost $12,650,086)		$12,851,358
COMMODITY LINKED NOTES (0.5%)*†††	Principal amount	Value
Goldman Sachs International 144A notes compound SOFR less 0.08%, 10/27/25 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$10,648,000	$10,619,271
Total commodity Linked Notes (cost $10,648,000)		$10,619,271
SENIOR LOANS (0.3%)*c	Principal amount	Value
Basic materials (0.1%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 2.00%), 6.604%, 12/20/29	$34,042	$34,182
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.695%, 11/23/27	249,588	246,756
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.529%, 4/30/28	94,289	88,429
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.383%, 3/15/30	260,000	235,517
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	154,995	146,384
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.46%, 10/16/28	44,435	44,407
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/3/28	94,052	94,385
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.628%, 4/3/28	264,085	264,828
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.704%, 4/21/29	238,910	233,557
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.854%, 9/22/28	49,617	49,803
		1,438,248
Capital goods (0.1%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.615%, 10/4/28	89,770	86,989
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	73,452	73,480
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	271,737	272,587
Vertiv Group Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.201%, 3/2/27	387,656	388,382
		821,438
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.345%, 9/13/29	139,300	131,046
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.21%, 8/2/29	153,610	151,498
		282,544
Consumer cyclicals (0.1%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.96%, 8/21/28	78,804	78,734
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.557%, 6/18/31	45,000	44,964
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.847%, 1/27/29	228,701	228,328
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 9.251%, 1/27/31	244,386	238,512
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.968%, 5/30/31	109,443	107,500
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.846%, 9/21/28	186,507	186,691
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.821%, 4/15/28	168	149
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.404%, 4/11/29	257,534	242,450
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.695%, 1/29/28	137,410	136,441
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27 (In default) †	125,000	1,875
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.318%, 4/4/29	114,709	114,162
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.095%, 3/7/31	94,525	94,264
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.095%, 10/19/29	188,230	187,089
		1,661,159
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.695%, 11/18/29	160,000	155,300
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.695%, 12/15/27	161,405	161,383
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.595%, 3/27/28	197,143	197,718
		514,401

Dynamic Asset Allocation Balanced Fund
39

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Financials (—%)
HUB International, Ltd. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.225%, 6/20/30	$30,169	$30,159
		30,159
Health care (—%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.27%, 5/5/27	218,527	218,011
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.783%, 4/23/31	255,000	255,079
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.595%, 10/23/28	126,563	126,757
		599,847
Technology (—%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.604%, 3/29/29	59,250	59,077
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 8.595%, 5/8/31	165,000	164,897
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.748%, 3/2/28	184,538	181,164
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 9.595%, 10/5/28	183,075	183,483
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.555%, 1/31/31	29,925	29,962
		618,583
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.294%, 4/20/28	203,750	209,777
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.033%, 2/17/31	194,025	194,631
		404,408
Total senior loans (cost $6,493,256)		$6,370,787
ASSET-BACKED SECURITIES (0.1%)*	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.178%, 6/22/25	$950,000	$950,471
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.865%, 10/27/25	950,000	955,708
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.757%, 8/4/25	955,000	955,477
Total asset-backed securities (cost $2,855,000)		$2,861,656
CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$192,000	$168,432
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	125,000	146,869
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	110,000	86,127
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	120,000	151,260
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	165,000	206,993
Wrangler Holdco Corp. 144A cv. company guaranty sr. unsec. sub. 6.625%, 4/1/32	100,000	104,030
Total convertible bonds and notes (cost $839,180)		$863,711
CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Apollo Global Management, Inc. 3.38% cv. pfd.	2,926	$198,939
Hewlett Packard EnterpriseCo. $3.65 cv. pfd. †	3,789	229,272
Total convertible preferred stocks (cost $335,750)		$428,211
PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/$4,500.00	$71,650,676	$12,434	$162,881
Total purchased options outstanding (cost $2,859,820)				$162,881
SHORT-TERM INVESTMENTS (7.2%)*	Principal amount/shares	Value
Canadian Imperial Bank of Commerce commercial paper 5.021%, 10/17/24 (Canada)	$9,750,000	$9,727,734
Liberty Street Funding, LLC asset-backed commercial paper 5.275%, 10/30/24 (Canada)	10,550,000	10,507,403
Manhattan Asset Funding Co., LLC asset-backed commercial paper 5.161%, 10/21/24 (Japan)	5,000,000	4,985,878
Putnam Short Term Investment Fund Class P 5.04% L	Shares 108,641,599	108,641,599
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% P	Shares 468,000	468,000
U.S. Treasury Bills 5.332%, 10/24/24 # Δ	$15,063,000	15,017,602
U.S. Treasury Bills 5.131%, 11/19/24 # Δ	4,000,000	3,974,718
Total short-term investments (cost $153,315,403)		$153,322,934
TOTAL INVESTMENTS
Total investments (cost $1,681,059,545)	$2,260,894,196

40
Dynamic Asset Allocation Balanced Fund

Key to holding’s currency abbreviations
EUR	Euro
GBP	British Pound
USD/$	United States Dollar
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $2,127,725,888.
†††	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $15,872,887 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $316,964 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

Dynamic Asset Allocation Balanced Fund
41

FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $59,920,856)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	10/16/24	$83,119	$83,144	$(25)
	British Pound	Sell	12/18/24	2,703,794	2,668,760	(35,034)
	Canadian Dollar	Sell	10/16/24	176,777	175,095	(1,682)
	Danish Krone	Sell	12/18/24	583,348	583,029	(319)
	Euro	Buy	12/18/24	198,313	200,498	(2,185)
	Japanese Yen	Buy	11/20/24	604,449	616,023	(11,574)
	Swedish Krona	Buy	12/18/24	46,909	46,966	(57)
Barclays Bank PLC
	Euro	Sell	12/18/24	95,806	95,170	(636)
	Japanese Yen	Buy	11/20/24	496,530	490,155	6,375
	New Zealand Dollar	Buy	10/16/24	137,736	137,797	(61)
	New Zealand Dollar	Sell	10/16/24	137,736	136,864	(872)
	Norwegian Krone	Buy	12/18/24	13,793	13,821	(28)
	Swedish Krona	Buy	12/18/24	561,170	558,511	2,659
	Swiss Franc	Sell	12/18/24	144,781	144,285	(496)
Citibank, N.A.
	Israeli Shekel	Buy	10/16/24	25,115	24,955	160
Goldman Sachs International
	Euro	Sell	12/18/24	132,097	131,708	(389)
	Israeli Shekel	Buy	10/16/24	469,879	468,561	1,318
	Swiss Franc	Buy	12/18/24	719,258	717,770	1,488
HSBC Bank USA, National Association
	British Pound	Sell	12/18/24	3,430,170	3,380,022	(50,148)
	Danish Krone	Sell	12/18/24	167,868	167,456	(412)
	Euro	Sell	12/18/24	946,451	945,919	(532)
	Japanese Yen	Buy	11/20/24	188,226	183,553	4,673
	Singapore Dollar	Buy	11/20/24	249,435	242,106	7,329
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/18/24	163,080	160,694	(2,386)
	Canadian Dollar	Sell	10/16/24	946,313	937,151	(9,162)
	Danish Krone	Sell	12/18/24	282,889	282,194	(695)
	Euro	Sell	12/18/24	257,270	256,479	(791)
	Norwegian Krone	Sell	12/18/24	401,174	398,852	(2,322)
	Singapore Dollar	Buy	11/20/24	974,030	945,315	28,715
	Swedish Krona	Buy	12/18/24	2,166,262	2,144,737	21,525
	Swiss Franc	Buy	12/18/24	77,336	77,180	156
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	10/16/24	439,451	487,668	(48,217)
	British Pound	Sell	12/18/24	189,414	186,635	(2,779)
	Canadian Dollar	Sell	10/16/24	602,818	597,005	(5,813)
	Euro	Sell	12/18/24	8,328,012	8,304,900	(23,112)
	Hong Kong Dollar	Sell	11/20/24	343,694	343,404	(290)
	Israeli Shekel	Buy	10/16/24	34,962	34,859	103
	Japanese Yen	Sell	11/20/24	662,027	662,204	177
	Singapore Dollar	Buy	11/20/24	105,764	103,604	2,160
	Swiss Franc	Buy	12/18/24	443,876	442,984	892
NatWest Markets PLC
	Australian Dollar	Buy	10/16/24	5,614,254	5,426,551	187,703
	Euro	Sell	12/18/24	1,831,823	1,826,106	(5,717)
	Swedish Krona	Buy	12/18/24	190,266	188,391	1,875
	Swiss Franc	Buy	12/18/24	573,762	572,512	1,250
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/16/24	2,091,939	1,987,953	103,986
	British Pound	Sell	12/18/24	2,200,917	2,164,801	(36,116)

42
Dynamic Asset Allocation Balanced Fund

	FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $59,920,856) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	State Street Bank and Trust Co. cont.
		Canadian Dollar	Buy	10/16/24	$247,784	$248,769	$(985)
		Danish Krone	Buy	12/18/24	184,405	184,606	(201)
		Euro	Sell	12/18/24	3,058,882	3,054,332	(4,550)
		Hong Kong Dollar	Sell	11/20/24	135,513	135,504	(9)
		Japanese Yen	Sell	11/20/24	687,222	701,480	14,258
		New Zealand Dollar	Buy	10/16/24	1,461	1,460	1
		New Zealand Dollar	Sell	10/16/24	1,461	1,462	1
		Singapore Dollar	Buy	11/20/24	125,576	121,888	3,688
		Swedish Krona	Buy	12/18/24	300,650	297,632	3,018
		Swiss Franc	Buy	12/18/24	2,779,915	2,776,236	3,679
	UBS AG
		Australian Dollar	Buy	10/16/24	361,242	349,159	12,083
		British Pound	Sell	12/18/24	4,208,679	4,156,061	(52,618)
		Canadian Dollar	Sell	10/16/24	5,381,351	5,329,978	(51,373)
		Israeli Shekel	Sell	10/16/24	521,074	519,433	(1,641)
		Japanese Yen	Buy	11/20/24	63,025	62,392	633
		Swiss Franc	Buy	12/18/24	1,060,059	1,060,462	(403)
	WestPac Banking Corp.
		Euro	Sell	12/18/24	176,203	175,655	(548)
	Unrealized appreciation						409,905
	Unrealized (depreciation)						(354,178)
	Total						$55,727
*	The exchange currency for all contracts listed is the United States Dollar.
FUTURES CONTRACTS OUTSTANDING at 9/30/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	7	$864,031	$870,730	Dec-24	$17,970
Russell 2000 Index E-Mini (Long)	5	557,493	562,300	Dec-24	(196)
S&P 500 Index E-Mini (Long)	10	2,881,240	2,907,125	Dec-24	75,620
S&P 500 Index E-Mini (Short)	698	201,110,552	202,917,325	Dec-24	(5,282,664)
S&P Mid Cap 400 Index E-Mini (Long)	1	312,194	314,860	Dec-24	13,379
U.S. Treasury Bond 30 yr (Long)	287	35,641,813	35,641,813	Dec-24	(159,343)
U.S. Treasury Bond Ultra 30 yr (Long)	308	40,992,875	40,992,875	Dec-24	(327,217)
U.S. Treasury Note 2 yr (Long)	426	88,711,172	88,711,172	Dec-24	167,157
U.S. Treasury Note 5 yr (Long)	794	87,246,954	87,246,954	Dec-24	56,567
U.S. Treasury Note 10 yr (Long)	486	55,540,688	55,540,688	Dec-24	35,759
U.S. Treasury Note Ultra 10 yr (Short)	10	1,182,969	1,182,969	Dec-24	(71)
Unrealized appreciation					366,452
Unrealized (depreciation)					(5,769,491)
Total					$(5,403,039)
WRITTEN OPTIONS OUTSTANDING at 9/30/24 (premiums $910,791)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/$3,500.00	$71,650,676	$12,434	$51,705
Total				$51,705

Dynamic Asset Allocation Balanced Fund
43

TBA SALE COMMITMENTS OUTSTANDING at 9/30/24 (proceeds receivable $24,570,508)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 10/1/54	$8,000,000	10/15/24	$8,093,886
Uniform Mortgage-Backed Securities, 5.00%, 10/1/54	5,000,000	10/15/24	4,997,461
Uniform Mortgage-Backed Securities, 4.50%, 10/1/54	6,000,000	10/15/24	5,899,100
Uniform Mortgage-Backed Securities, 4.00%, 10/1/54	2,000,000	10/15/24	1,920,879
Uniform Mortgage-Backed Securities, 3.00%, 10/1/54	4,000,000	10/15/24	3,590,620
Total			$24,501,946
	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$61,687,000	$642,223E	$(788,865)	12/18/26	US SOFR — Annually	3.80% — Annually	$(146,642)
	132,704,000	1,381,581E	1,691,769	12/18/26	3.80% — Annually	US SOFR — Annually	310,188
	32,158,000	616,597E	840,860	12/18/29	3.60% — Annually	US SOFR — Annually	224,262
	53,597,000	524,125E	(1,204,017)	12/18/34	US SOFR — Annually	3.40% — Annually	(679,892)
	8,380,000	132,521E	127,003	12/18/54	3.20% — Annually	US SOFR — Annually	259,524
	14,802,000	234,079E	(225,286)	12/18/54	US SOFR — Annually	3.20% — Annually	(463,888)
	Total	$441,464		$(496,448)
E	Extended effective date.
	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/24
	Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$63,916,789	$64,393,639	$—	9/25/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$443,932
	63,921,860	64,203,340	—	9/25/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(252,657)
	Goldman Sachs International
	84,233,156	85,537,714	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	1,281,494
	78,073,745	79,706,916	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(1,601,139)
	Upfront premium received		—	Unrealized appreciation			1,725,426
	Upfront premium (paid)		—	Unrealized (depreciation)			(1,853,796)
	Total	$—		Total			$(128,370)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
NRG Energy, Inc.	Utilities and power	7,999	$728,752	1.13%
Unum Group	Financials	12,251	728,178	1.13%
Allison Transmission Holdings, Inc.	Capital goods	7,564	726,677	1.13%
Vistra Corp.	Utilities and power	6,086	721,488	1.12%
Constellation Energy Corp.	Utilities and power	2,774	721,344	1.12%
Qualcomm, Inc.	Technology	4,213	716,404	1.11%
MGIC Investment Corp.	Financials	27,809	711,918	1.11%
Toll Brothers, Inc.	Consumer cyclicals	4,587	708,646	1.10%
Booking Holdings, Inc.	Consumer cyclicals	168	708,582	1.10%
Ventas, Inc.	Health care	10,996	705,169	1.10%
O’Reilly Automotive, Inc.	Consumer cyclicals	612	704,273	1.09%
Vornado Realty Trust	Financials	17,859	703,650	1.09%
NVR, Inc.	Consumer cyclicals	72	703,138	1.09%
Gartner, Inc.	Technology	1,377	697,692	1.08%
Manhattan Associates, Inc.	Technology	2,459	691,912	1.07%
44
Dynamic Asset Allocation Balanced Fund

A BASKET (BCPUDEAL) OF COMMON STOCKS cont
Common stocks	Sector	Shares	Value	Percentage value
Uber Technologies, Inc.	Consumer staples	9,082	$682,580	1.06%
Equitable Holdings, Inc.	Financials	16,207	681,191	1.06%
Johnson Controls International PLC	Capital goods	8,717	676,504	1.05%
Targa Resources Corp.	Energy	4,495	665,349	1.03%
Cirrus Logic, Inc.	Technology	5,314	660,046	1.03%
Expedia Group, Inc.	Consumer cyclicals	4,322	639,775	0.99%
Freeport-McMoRan, Inc.	Basic materials	12,729	635,441	0.99%
J.M. Smucker Co. (The)	Consumer staples	5,227	633,003	0.98%
General Motors Co.	Consumer cyclicals	14,099	632,185	0.98%
Wintrust Financial Corp.	Financials	5,760	625,168	0.97%
Autonation, Inc.	Consumer cyclicals	3,474	621,642	0.97%
East West Bancorp, Inc.	Financials	7,390	611,477	0.95%
Southwest Airlines Co.	Transportation	20,417	604,941	0.94%
American International Group, Inc.	Financials	8,186	599,455	0.93%
Textron, Inc.	Capital goods	6,712	594,547	0.92%
Fair Isaac Corp.	Technology	300	583,077	0.91%
Applied Materials, Inc.	Technology	2,827	571,200	0.89%
Cadence Design Systems, Inc.	Technology	2,106	570,665	0.89%
Synopsys, Inc.	Technology	1,123	568,633	0.88%
TransUnion	Consumer cyclicals	5,429	568,389	0.88%
Natera, Inc.	Health care	4,467	567,132	0.88%
eBay, Inc.	Technology	8,598	559,794	0.87%
DocuSign, Inc.	Technology	8,610	534,621	0.83%
Procore Technologies, Inc.	Technology	8,573	529,149	0.82%
Arista Networks, Inc.	Technology	1,378	528,898	0.82%
Pure Storage, Inc. Class A	Technology	10,525	528,790	0.82%
Jacobs Solutions, Inc.	Capital goods	4,037	528,415	0.82%
Hologic, Inc.	Health care	6,377	519,499	0.81%
MGM Resorts International	Consumer cyclicals	13,181	515,247	0.80%
Valero Energy Corp.	Energy	3,706	500,476	0.78%
Tapestry, Inc.	Consumer cyclicals	10,562	496,218	0.77%
Synchrony Financial	Financials	9,947	496,132	0.77%
Pinterest, Inc. Class A	Technology	14,747	477,350	0.74%
Axis Capital Holdings, Ltd.	Financials	5,976	475,743	0.74%
Affiliated Managers Group, Inc.	Financials	2,656	472,195	0.73%
A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
MicroStrategy, Inc. Class A	Technology	4,321	$728,563	1.13%
BWX Technologies, Inc.	Capital goods	6,591	716,433	1.12%
Monolithic Power Systems, Inc.	Technology	772	713,943	1.11%
AppLovin Corp. Class A	Technology	5,449	711,320	1.11%
NortonLifeLock, Inc.	Technology	25,857	709,246	1.10%
Domino’s Pizza, Inc.	Consumer staples	1,649	709,203	1.10%
Tyler Technologies, Inc.	Technology	1,202	701,556	1.09%
DT Midstream, Inc.	Energy	8,896	699,739	1.09%
D.R. Horton, Inc.	Consumer cyclicals	3,656	697,391	1.09%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	3,915	694,447	1.08%
Equifax, Inc.	Consumer cyclicals	2,342	688,153	1.07%
Jack Henry & Associates, Inc.	Technology	3,865	682,294	1.06%
Stanley Black & Decker, Inc.	Consumer cyclicals	6,195	682,284	1.06%
Kinsale Capital Group, Inc.	Financials	1,451	675,516	1.05%
Universal Health Services, Inc. Class B	Health care	2,912	666,881	1.04%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	32,029	656,919	1.02%
RPM International, Inc.	Basic materials	5,396	652,868	1.02%
Watsco, Inc.	Consumer staples	1,306	642,175	1.00%

Dynamic Asset Allocation Balanced Fund
45

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Digital Realty Trust, Inc.	Financials	3,943	$638,172	0.99%
Ross Stores, Inc.	Consumer cyclicals	4,199	632,006	0.98%
Ciena Corp.	Technology	10,140	624,518	0.97%
Texas Instruments, Inc.	Technology	2,995	618,645	0.96%
Chesapeake Energy Corp.	Energy	7,424	610,620	0.95%
Take-Two Interactive Software, Inc.	Technology	3,898	599,190	0.93%
Generac Holdings, Inc.	Capital goods	3,603	572,386	0.89%
Entegris, Inc.	Technology	5,010	563,784	0.88%
Cooper Cos., Inc. (The)	Health care	5,005	552,286	0.86%
RB Global, Inc.	Consumer cyclicals	6,758	543,980	0.85%
Micron Technology, Inc.	Technology	5,237	543,140	0.85%
Lithia Motors, Inc.	Consumer cyclicals	1,669	530,152	0.83%
PTC, Inc.	Technology	2,913	526,193	0.82%
Bunge Global SA	Basic materials	5,335	515,615	0.80%
NU Holdings, Ltd./Cayman Islands Class A (Brazil)	Financials	37,584	513,021	0.80%
Amdocs, Ltd.	Technology	5,825	509,591	0.79%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	4,025	499,797	0.78%
Healthcare Realty Trust, Inc.	Financials	27,341	496,238	0.77%
Super Micro Computer, Inc.	Technology	1,172	488,053	0.76%
Atmos Energy Corp.	Utilities and power	3,467	480,876	0.75%
T Rowe Price Group, Inc.	Financials	4,380	477,140	0.74%
CarMax, Inc.	Consumer cyclicals	6,018	465,649	0.73%
Carnival Corp.	Consumer cyclicals	24,919	460,498	0.72%
Wynn Resorts, Ltd.	Consumer cyclicals	4,786	458,885	0.71%
Thor Industries, Inc.	Consumer cyclicals	4,088	449,260	0.70%
Tesla, Inc.	Consumer cyclicals	1,710	447,426	0.70%
Ball Corp.	Capital goods	6,571	446,214	0.70%
CH Robinson Worldwide, Inc.	Transportation	3,994	440,765	0.69%
Royal Gold, Inc.	Basic materials	3,014	422,852	0.66%
Coherent Corp.	Capital goods	4,632	411,804	0.64%
Affirm Holdings, Inc.	Consumer cyclicals	10,030	409,436	0.64%
Fox Corp. Class B	Consumer cyclicals	10,530	408,549	0.64%
A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Rio Tinto PLC (United Kingdom)	Basic materials	8,349	$593,431	0.69%
Weyerhaeuser Co.	Basic materials	16,492	558,412	0.65%
Iberdrola SA (Spain)	Utilities and power	35,146	544,835	0.64%
AT&T, Inc.	Communication services	24,448	537,864	0.63%
Leidos Holdings, Inc.	Technology	3,244	528,834	0.62%
Holcim AG (Switzerland)	Basic materials	5,343	522,921	0.61%
Lockheed Martin Corp.	Capital goods	880	514,222	0.60%
Deutsche Telekom AG (Germany)	Communication services	17,453	514,024	0.60%
Endesa SA (Spain)	Utilities and power	23,368	511,944	0.60%
SEI Investments Co.	Financials	7,398	511,881	0.60%
Veralto Corp.	Capital goods	4,565	510,595	0.60%
Automatic Data Processing, Inc.	Consumer cyclicals	1,842	509,638	0.60%
SS&C Technologies Holdings, Inc.	Technology	6,847	508,116	0.59%
SSE PLC (United Kingdom)	Utilities and power	20,057	506,592	0.59%
Consolidated Edison, Inc.	Utilities and power	4,861	506,175	0.59%
Central Japan Railway Co. (Japan)	Transportation	21,713	503,518	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	2,966	500,892	0.59%
ENGIE SA (France)	Utilities and power	28,827	499,158	0.58%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	55,994	496,322	0.58%
TotalEnergies SE (France)	Energy	7,567	494,054	0.58%

46
Dynamic Asset Allocation Balanced Fund

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Exor NV (Netherlands)	Financials	4,599	$493,560	0.58%
Loblaw Cos, Ltd. (Canada)	Consumer staples	3,680	490,606	0.57%
Exxon Mobil Corp.	Energy	4,182	490,234	0.57%
PepsiCo, Inc.	Consumer staples	2,859	486,202	0.57%
Sekisui Chemical Co., Ltd. (Japan)	Financials	31,162	486,147	0.57%
Smiths Group PLC (United Kingdom)	Capital goods	21,598	485,831	0.57%
ConocoPhillips	Energy	4,599	484,182	0.57%
Rio Tinto, Ltd. (Australia)	Basic materials	5,384	482,325	0.56%
Elisa Oyj (Finland)	Communication services	8,934	474,804	0.56%
BP PLC (United Kingdom)	Energy	89,179	468,552	0.55%
Intact Financial Corp. (Canada)	Financials	2,437	468,478	0.55%
Honeywell International, Inc.	Capital goods	2,244	463,772	0.54%
Fortum OYJ (Finland)	Utilities and power	27,533	454,621	0.53%
Telenor ASA (Norway)	Communication services	34,838	446,523	0.52%
Hartford Financial Services Group, Inc. (The)	Financials	3,790	445,714	0.52%
PPG Industries, Inc.	Basic materials	3,345	443,115	0.52%
Danone SA (France)	Consumer staples	6,074	442,969	0.52%
Eni SpA (Italy)	Utilities and power	28,706	438,340	0.51%
Garmin, Ltd.	Technology	2,483	437,088	0.51%
Colgate-Palmolive Co.	Consumer staples	4,151	430,917	0.50%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	18,893	425,822	0.50%
George weston, Ltd. (Canada)	Consumer staples	2,500	420,075	0.49%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	35,004	412,288	0.48%
Verisk Analytics, Inc.	Consumer cyclicals	1,525	408,581	0.48%
MSCI, Inc.	Technology	696	405,867	0.47%
Intertek Group PLC (United Kingdom)	Consumer cyclicals	5,680	393,101	0.46%
Hologic, Inc.	Health care	4,761	387,795	0.45%
Philip Morris International, Inc.	Consumer staples	3,194	387,715	0.45%
Jack Henry & Associates, Inc.	Technology	2,183	385,453	0.45%
VeriSign, Inc.	Technology	2,011	381,943	0.45%
A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Keppel, Ltd. (Singapore)	Capital goods	99,339	$513,744	0.64%
Pernod Ricard SA (France)	Consumer staples	3,355	507,739	0.64%
Hermes International (France)	Consumer cyclicals	202	497,370	0.62%
Allianz SE (Germany)	Financials	1,498	493,210	0.62%
Wilmar International, Ltd. (Singapore)	Basic materials	188,623	492,892	0.62%
Paychex, Inc.	Technology	3,546	475,855	0.60%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	38,516	474,995	0.60%
Realty Income Corp.	Financials	7,452	472,584	0.59%
RELX PLC (United Kingdom)	Consumer cyclicals	9,967	469,148	0.59%
Sempra	Utilities and power	5,608	469,010	0.59%
Visa, Inc. Class A	Financials	1,665	457,910	0.57%
London Stock Exchange Group PLC (United Kingdom)	Financials	3,302	452,726	0.57%
Heineken NV (Netherlands)	Consumer staples	5,072	450,838	0.57%
Entergy Corp.	Utilities and power	3,396	446,910	0.56%
Commonwealth Bank of Australia (Australia)	Financials	4,745	445,659	0.56%
Ameren Corp.	Utilities and power	4,971	434,759	0.55%
Orange SA (France)	Communication services	37,668	432,379	0.54%
Martin Marietta Materials, Inc.	Basic materials	802	431,441	0.54%
Equifax, Inc.	Consumer cyclicals	1,458	428,398	0.54%
Southern Co. (The)	Utilities and power	4,730	426,540	0.54%
Waste Connections, Inc.	Capital goods	2,343	418,907	0.53%
Erste Group Bank AG (Czech Republic)	Financials	7,616	418,630	0.53%

Dynamic Asset Allocation Balanced Fund
47

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Swisscom AG (Switzerland)	Communication services	634	$415,523	0.52%
Cellnex Telecom, SA 144A (Spain)	Communication services	10,212	415,188	0.52%
Magna International, Inc. (Canada)	Consumer cyclicals	10,107	415,085	0.52%
Blackstone, Inc.	Financials	2,693	412,372	0.52%
Telus Corp. (Canada)	Communication services	24,157	405,732	0.51%
Alexandria Real Estate Equities, Inc.	Financials	3,379	401,199	0.50%
Metso Oyj (Finland)	Capital goods	37,341	400,080	0.50%
FirstEnergy Corp.	Utilities and power	8,994	398,868	0.50%
Dominion Energy, Inc.	Utilities and power	6,702	387,332	0.49%
Vulcan Materials Co.	Consumer cyclicals	1,512	378,649	0.48%
U-Haul Holding Co. (non-voting)	Consumer cyclicals	5,246	377,726	0.47%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	2,186	373,352	0.47%
Westlake Corp.	Basic materials	2,467	370,799	0.47%
Chesapeake Energy Corp.	Energy	4,487	369,032	0.46%
Mastercard, Inc. Class A	Consumer cyclicals	735	363,095	0.46%
Antofagasta PLC (Chile)	Basic materials	13,360	360,736	0.45%
Walmart, Inc.	Consumer cyclicals	4,464	360,481	0.45%
Duke Energy Corp.	Utilities and power	3,067	353,572	0.44%
Prosus NV (China)	Technology	7,995	350,297	0.44%
Alliant Energy Corp.	Utilities and power	5,735	348,076	0.44%
Persimmon PLC (United Kingdom)	Financials	15,787	348,019	0.44%
AXA SA (France)	Financials	8,928	344,063	0.43%
Occidental Petroleum Corp.	Energy	6,634	341,895	0.43%
Snam SpA (Italy)	Utilities and power	66,505	339,272	0.43%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	12,444	339,187	0.43%
Straumann Holding AG (Switzerland)	Health care	2,053	336,423	0.42%
Air Liquide SA (France)	Basic materials	1,740	336,378	0.42%
Prologis, Inc.	Financials	2,648	334,430	0.42%
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC-/P	$58,422	$172,919	$45,339	5/11/63	500 bp — Monthly	$13,226
	CMBX NA BBB–.10 Index	BB–/P	27,952	93,000	16,098	11/17/59	300 bp — Monthly	11,901
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(189)	36,000	2,938	12/16/72	200 bp — Monthly	(3,115)
	CMBX NA A.7 Index	B-/P	9,165	56,873	9,913	1/17/47	200 bp — Monthly	(729)
	CMBX NA BB.10 Index	CCC+/P	4,975	62,000	24,936	5/11/63	500 bp — Monthly	(19,910)
	CMBX NA BBB–.8 Index	B/P	5,302	30,822	3,766	10/17/57	300 bp — Monthly	1,551
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	2,650	21,000	1,714	12/16/72	200 bp — Monthly	943
	CMBX NA BB.6 Index	CCC-/P	52,514	151,819	39,807	5/11/63	500 bp — Monthly	12,834
	Upfront premium received		160,980	Unrealized appreciation				40,455
	Upfront premium (paid)		(189)	Unrealized (depreciation)				(23,754)
	Total	$160,791		Total				$16,701
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

48
Dynamic Asset Allocation Balanced Fund

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/24
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,550)	$56,873	$9,913	1/17/47	(200 bp) — Monthly	$8,345
	CMBX NA BB.10 Index	(185,627)	400,000	160,880	11/17/59	(500 bp) — Monthly	(25,080)
	CMBX NA BB.10 Index	(59,242)	147,000	59,123	11/17/59	(500 bp) — Monthly	(241)
	CMBX NA BB.10 Index	(58,839)	146,000	58,721	11/17/59	(500 bp) — Monthly	(239)
	CMBX NA BB.10 Index	(31,031)	77,000	30,969	11/17/59	(500 bp) — Monthly	(126)
	CMBX NA BB.6 Index	(68,414)	266,584	69,898	5/11/63	(500 bp) — Monthly	1,262
	CMBX NA BB.8 Index	(13,095)	35,712	13,313	10/17/57	(500 bp) — Monthly	189
	Goldman Sachs International
	CMBX NA BB.10 Index	(9,008)	20,000	8,044	11/17/59	(500 bp) — Monthly	(980)
	CMBX NA BB.6 Index	(16,839)	49,920	13,089	5/11/63	(500 bp) — Monthly	(3,792)
	CMBX NA BB.8 Index	(46,139)	106,195	39,589	10/17/57	(500 bp) — Monthly	(6,638)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(8,237)	8,234	2,159	5/11/63	(500 bp) — Monthly	(6,085)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,080)	142,000	57,112	11/17/59	(500 bp) — Monthly	52,299
	CMBX NA BBB–.10 Index	(16,900)	78,000	13,502	11/17/59	(300 bp) — Monthly	(3,438)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(56,949)	120,000	48,264	11/17/59	(500 bp) — Monthly	(8,785)
	CMBX NA BB.8 Index	(14,055)	30,073	11,211	10/17/57	(500 bp) — Monthly	(2,869)
	CMBX NA BBB–.10 Index	(4,850)	15,000	2,597	11/17/59	(300 bp) — Monthly	(2,261)
	CMBX NA BBB–.8 Index	(6,999)	30,822	3,766	10/17/57	(300 bp) — Monthly	(3,248)
	Upfront premium received	—	Unrealized appreciation				62,095
	Upfront premium (paid)	(605,854)	Unrealized (depreciation)				(63,782)
	Total	$(605,854)	Total				$(1,687)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 43 Index	B+/P	$(956,208)	$13,114,000	$956,942	12/20/29	500 bp — Quarterly	$6,198
	CDX NA IG Series 43 Index	BBB+/P	(2,472,745)	110,000,000	2,459,270	12/20/29	100 bp — Quarterly	4,859
	Total	$(3,428,953)		$11,057
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Dynamic Asset Allocation Balanced Fund
49

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$45,895,679	$21,072,682	$—
Capital goods	56,282,277	11,617,325	—
Communication services	28,058,469	3,088,292	—
Conglomerates	12,721,662	6,156,794	—
Consumer cyclicals	219,331,738	26,754,274	—
Consumer staples	79,958,536	17,875,637	—
Energy	40,670,357	9,553,836	—
Financials	152,278,002	50,166,580	—
Health care	142,461,573	30,761,231	8,448
Technology	437,343,238	21,360,520	—
Transportation	27,827,931	2,660,549	—
Utilities and power	34,065,770	5,507,173	—
Total common stocks	1,276,895,232	206,574,893	8,448
Asset-backed securities	—	2,861,656	—
Collateralized loan obligations	—	23,044,008	—
Commodity linked notes	—	10,619,271	—
Convertible bonds and notes	—	863,711	—
Convertible preferred stocks	229,272	198,939	—
Corporate bonds and notes	—	275,099,266	—
Foreign government and agency bonds and notes	—	12,851,358	—
Mortgage-backed securities	—	61,746,083	—
Purchased options outstanding	—	162,881	—
Senior loans	—	6,370,787	—
U.S. government and agency mortgage obligations	—	229,507,622	—
U.S. treasury obligations	—	537,835	—
Short-term investments	468,000	152,854,934	—
Totals by level	$1,277,592,504	$983,293,244	$8,448
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$55,727	$—
	Futures contracts	(5,403,039)	—	—
	Written options outstanding	—	(51,705)	—
	TBA sale commitments	—	(24,501,946)	—
	Interest rate swap contracts	—	(937,912)	—
	Total return swap contracts	—	(128,370)	—
	Credit default contracts	—	3,900,087	—
	Totals by level	$(5,403,039)	$(21,664,119)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
	At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

50
Dynamic Asset Allocation Balanced Fund

Financial Statements

Statement of assets and liabilities

9/30/24

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $1,572,417,946)	$2,152,252,597
Affiliated issuers (identified cost $108,641,599) (Note 5)	108,641,599
Foreign currency (cost $240,938) (Note 1)	240,813
Dividends, interest and other receivables	6,710,863
Foreign tax reclaim	1,632,599
Receivable for shares of the fund sold	2,859,705
Receivable for investments sold	5,278,205
Receivable for sales of TBA securities (Note 1)	24,615,619
Receivable for variation margin on futures contracts (Note 1)	16,896
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,273,372
Unrealized appreciation on forward currency contracts (Note 1)	409,905
Unrealized appreciation on OTC swap contracts (Note 1)	1,827,976
Premium paid on OTC swap contracts (Note 1)	606,043
Deposits with broker (Note 1)	5,833,134
Receivable from broker (Note 1)	15,898
Prepaid assets	40,985
Total assets	2,312,256,209

LIABILITIES
Payable to custodian	29,321
Payable for investments purchased	3,287,898
Payable for purchases of TBA securities (Note 1)	144,174,393
Payable for shares of the fund repurchased	3,332,892
Payable for compensation of Manager (Note 2)	873,026
Payable for custodian fees (Note 2)	91,846
Payable for investor servicing fees (Note 2)	519,617
Payable for Trustee compensation and expenses (Note 2)	339,817
Payable for administrative services (Note 2)	3,998
Payable for distribution fees (Note 2)	380,151
Payable for variation margin on futures contracts (Note 1)	1,916,037
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,283,644
Unrealized depreciation on OTC swap contracts (Note 1)	1,941,332
Premium received on OTC swap contracts (Note 1)	160,980
Unrealized depreciation on forward currency contracts (Note 1)	354,178
Written options outstanding, at value (premiums $910,791) (Note 1)	51,705
TBA sale commitments, at value (proceeds receivable $24,570,508) (Note 1)	24,501,946
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	1,005,835
Other accrued expenses	281,705
Total liabilities	184,530,321
Net assets	$2,127,725,888

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,526,922,244
Total distributable earnings (Note 1)	600,803,644
Total — Representing net assets applicable to capital shares outstanding	$2,127,725,888
(Continued on next page)
Dynamic Asset Allocation Balanced Fund	51

Statement of assets and liabilities

9/30/24 cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($1,391,065,809 divided by 79,553,894 shares)	$17.49
Offering price per class A share (100/94.25 of $17.49)*	$18.56
Net asset value and offering price per class C share ($113,561,436 divided by 6,745,662 shares)**	$16.83
Net asset value, offering price and redemption price per class P share ($48,118,806 divided by 2,742,577 shares)	$17.55
Net asset value, offering price and redemption price per class R share ($12,750,940 divided by 737,044 shares)	$17.30
Net asset value, offering price and redemption price per class R5 share ($57,431 divided by 3,258 shares)	$17.63
Net asset value, offering price and redemption price per class R6 share ($250,353,607 divided by 14,276,754 shares)	$17.54
Net asset value, offering price and redemption price per class Y share ($311,817,859 divided by 17,779,795 shares)	$17.54
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

52	Dynamic Asset Allocation Balanced Fund

Statement of operations

Year ended 9/30/24

Investment income
Interest (including interest income of $3,651,200 from investments in affiliated issuers) (Note 5)	$29,954,355
Dividends (net of foreign taxes of $590,711)	21,344,687
Other income (Note 1)	997,392
Total investment income	52,296,434

EXPENSES
Compensation of Manager (Note 2)	10,028,752
Investor servicing fees (Note 2)	2,109,238
Custodian fees (Note 2)	187,908
Trustee compensation and expenses (Note 2)	91,967
Distribution fees (Note 2)	4,528,573
Administrative services (Note 2)	48,663
Other	635,943
Total expenses	17,631,044
Expense reduction (Note 2)	(44,711)
Net expenses	17,586,333
Net investment income	34,710,101

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	178,359,257
Foreign currency transactions (Note 1)	(84,759)
Forward currency contracts (Note 1)	(190,495)
Futures contracts (Note 1)	(32,801,057)
Swap contracts (Note 1)	15,184,665
Total net realized gain	160,467,611
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	292,788,078
Assets and liabilities in foreign currencies	108,923
Forward currency contracts	(661,778)
Futures contracts	(8,883,729)
Swap contracts	(1,122,558)
Written options	1,068,006
Total change in net unrealized appreciation	283,296,942
Net gain on investments	443,764,553
Net increase in net assets resulting from operations	$478,474,654

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund	53

Statement of changes in net assets

	Year ended 9/30/24	Year ended 9/30/23
Increase (decrease) in net assets
Operations
Net investment income	$34,710,101	$35,182,763
Net realized gain on investments and foreign currency transactions	160,467,611	2,159,186
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	283,296,942	219,879,789
Net increase in net assets resulting from operations	478,474,654	257,221,738
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(24,252,197)	(19,050,189)
Class B	(35,886)	(87,048)
Class C	(1,360,658)	(1,256,332)
Class P	(750,923)	(1,741,034)
Class R	(217,459)	(207,344)
Class R5	(583)	(186)
Class R6	(5,036,084)	(4,455,700)
Class Y	(5,642,610)	(4,845,114)
Net realized short-term gain on investments
Class A	(2,527,287)	—
Class B	(14,061)	—
Class C	(259,936)	—
Class P	(56,644)	—
Class R	(30,099)	—
Class R5	(32)	—
Class R6	(444,390)	—
Class Y	(483,082)	—
From capital gain on investments
Net realized long-term gain on investments
Class A	(16,223,547)	(51,405,658)
Class B	(90,262)	(634,519)
Class C	(1,668,619)	(6,954,281)
Class P	(363,615)	(12,660,610)
Class R	(193,215)	(721,195)
Class R5	(207)	(403)
Class R6	(2,852,694)	(10,503,145)
Class Y	(3,101,072)	(12,327,424)
Decrease from capital share transactions (Note 4)	(78,067,839)	(420,663,103)
Total increase (decrease) in net assets	334,801,653	(290,291,547)
Net assets
Beginning of year	1,792,924,235	2,083,215,782
End of year	$2,127,725,888	$1,792,924,235

The accompanying notes are an integral part of these financial statements.

54	Dynamic Asset Allocation Balanced Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class A
September 30, 2024	$14.13	.28	3.61	3.89	(.30)	(.23)	(.53)	$17.49	28.00	$1,391,066.93		1.75	222
September 30, 2023	13.31	.25	1.43	1.68	(.23)	(.63)	(.86)	14.13	12.88	1,174,330.96		1.76	302
September 30, 2022	17.92	.21	(2.88)	(2.67)	(.18)	(1.76)	(1.94)	13.31	(16.86)	1,120,970.94		1.32	257
September 30, 2021	15.34	.18	2.67	2.85	(.17)	(.10)	(.27)	17.92	18.66	1,438,004.94		1.07	253
September 30, 2020	14.55	.20	.84	1.04	(.25)	—	(.25)	15.34	7.31	1,391,432.96		1.38	265
Class C
September 30, 2024	$13.62	.15	3.47	3.62	(.18)	(.23)	(.41)	$16.83	26.98	$113,561	1.68	.98	222
September 30, 2023	12.86	.14	1.37	1.51	(.12)	(.63)	(.75)	13.62	11.99	124,595	1.71	1.01	302
September 30, 2022	17.37	.09	(2.78)	(2.69)	(.06)	(1.76)	(1.82)	12.86	(17.47)	151,985	1.69	.56	257
September 30, 2021	14.88	.05	2.59	2.64	(.05)	(.10)	(.15)	17.37	17.76	224,072	1.69	.33	253
September 30, 2020	14.11	.09	.82	.91	(.14)	—	(.14)	14.88	6.57	226,182	1.71	.64	265
Class P
September 30, 2024	$14.17	.34	3.63	3.97	(.36)	(.23)	(.59)	$17.55	28.51	$48,119.57		2.13	222
September 30, 2023	13.34	.27[e]	1.47	1.74	(.28)	(.63)	(.91)	14.17	13.33	23,789.59		1.92[e]	302
September 30, 2022	17.97	.27	(2.90)	(2.63)	(.24)	(1.76)	(2.00)	13.34	(16.61)	265,860.57		1.70	257
September 30, 2021	15.38	.25	2.68	2.93	(.24)	(.10)	(.34)	17.97	19.12	288,282.56		1.45	253
September 30, 2020	14.59	.26	.84	1.10	(.31)	—	(.31)	15.38	7.73	260,760.57		1.77	265
Class R
September 30, 2024	$13.98	.23	3.58	3.81	(.26)	(.23)	(.49)	$17.30	27.67	$12,751	1.18	1.49	222
September 30, 2023	13.18	.21	1.41	1.62	(.19)	(.63)	(.82)	13.98	12.57	13,993	1.21	1.51	302
September 30, 2022	17.76	.17	(2.85)	(2.68)	(.14)	(1.76)	(1.90)	13.18	(17.06)	15,388	1.19	1.07	257
September 30, 2021	15.20	.14	2.65	2.79	(.13)	(.10)	(.23)	17.76	18.39	20,763	1.19	.82	253
September 30, 2020	14.42	.17	.82	.99	(.21)	—	(.21)	15.20	7.01	24,135	1.21	1.14	265
Class R5
September 30, 2024	$14.24	.33	3.63	3.96	(.34)	(.23)	(.57)	$17.63	28.29	$57.71		1.99	222
September 30, 2023	13.34	.27	1.46	1.73	(.20)	(.63)	(.83)	14.24	13.22	15.73		1.89	302
September 30, 2022	17.97	.24	(2.89)	(2.65)	(.22)	(1.76)	(1.98)	13.34	(16.73)	7,691.71		1.54	257
September 30, 2021	15.38	.23	2.67	2.90	(.21)	(.10)	(.31)	17.97	18.95	10,957.70		1.31	253
September 30, 2020	14.58	.24	.85	1.09	(.29)	—	(.29)	15.38	7.64	10,456.71		1.64	265
Class R6
September 30, 2024	$14.17	.33	3.62	3.95	(.35)	(.23)	(.58)	$17.54	28.39	$250,354.61		2.06	222
September 30, 2023	13.34	.30	1.44	1.74	(.28)	(.63)	(.91)	14.17	13.30	218,868.63		2.09	302
September 30, 2022	17.96	.26	(2.89)	(2.63)	(.23)	(1.76)	(1.99)	13.34	(16.60)	230,311.61		1.64	257
September 30, 2021	15.37	.24	2.68	2.92	(.23)	(.10)	(.33)	17.96	19.08	332,275.60		1.41	253
September 30, 2020	14.58	.26	.83	1.09	(.30)	—	(.30)	15.37	7.68	320,512.61		1.74	265
Class Y
September 30, 2024	$14.17	.32	3.62	3.94	(.34)	(.23)	(.57)	$17.54	28.30	$311,818.68		2.00	222
September 30, 2023	13.34	.28	1.44	1.72	(.26)	(.63)	(.89)	14.17	13.20	228,740.71		2.01	302
September 30, 2022	17.97	.25	(2.90)	(2.65)	(.22)	(1.76)	(1.98)	13.34	(16.72)	275,861.69		1.56	257
September 30, 2021	15.37	.23	2.69	2.92	(.22)	(.10)	(.32)	17.97	19.04	387,168.69		1.32	253
September 30, 2020	14.58	.24	.84	1.08	(.29)	—	(.29)	15.37	7.57	350,322.71		1.63	265

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Balanced Fund
55

Financial highlights cont.

[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Portfolio turnover includes TBA purchase and sale commitments.
[e]	The net investment income ratio and per share amount shown for the period ended September 30, 2023 may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

56
Dynamic Asset Allocation Balanced Fund

Notes to financial statements 9/30/24

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through September 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Dynamic Asset Allocation Balanced Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the 1940 Act, as amended, as an open-end management investment company. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, the fund’s investment manager adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The goal of the fund is to seek total return. Total return is composed of capital appreciation and income. The fund invests mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. The fund’s investment manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage backed investments). The fund’s investment manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund’s investment manager may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class P Δ	None	None	None
Class R †	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.
Δ Only available to other Putnam funds and other accounts managed by Franklin Advisers or its affiliates.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

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57

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Franklin Advisers. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of

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Dynamic Asset Allocation Balanced Fund

assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio .

Futures contracts The fund uses futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $2,142,860 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.

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In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $3,690,274 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $532,365 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $316,964 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Franklin Advisers. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC.

At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder

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Dynamic Asset Allocation Balanced Fund

redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund , if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, foreign currency gains and losses, unrealized gains and losses on certain futures contracts, from tax equalization, unrealized gains and losses on passive foreign investment companies, straddle loss deferrals, from income on swap contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $14,886,455 to increase undistributed net investment income, $19,111,000 to increase paid-in capital and $33,997,455 to decrease accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$435,418,012
Unrealized depreciation	(48,641,130)
Net unrealized appreciation	386,776,882
Undistributed ordinary income	43,588,564
Undistributed long-term gains	83,871,562
Undistributed short-term gains	85,812,131
Cost for federal income tax purposes	$1,847,050,156

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the submanagement contract between Putnam Management and PIL in respect of the fund, and the sub-advisory contract among Putnam Management, PIL and PAC in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,
0.630%	of the next $5 billion,
0.580%	of the next $10 billion,
0.530%	of the next $10 billion,
0.480%	of the next $50 billion,
0.460%	of the next $50 billion,
0.450%	of the next $100 billion and
0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.513% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through January 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management makes investment decisions for such fund assets as may be designated from time to time for its management by Franklin Advisers (the “portfolio management services”) and provides certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Franklin Advisers pays a monthly fee to Putnam Management for its services at the annual rate of 0.25% of the average net asset value of the portion of the fund’s assets managed by Putnam Management. With respect to the other services, Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

During the reporting period, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. Effective November 1, 2024, PIL, and its investment professionals, merged into Franklin Templeton Investment Management Limited (FTIML), an affiliate of the investment manager, and FTIML became a sub-advisor to the fund. If Franklin Advisers were to engage the services of FTIML or PIL , Franklin Advisers would pay a monthly sub-management fee to FTIML or PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion and 0.20% of the average net assets of the fixed-income portion of the fund managed by FTIML or PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Franklin Advisers or PIL. PAC did

Dynamic Asset Allocation Balanced Fund
61

not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers or PIL were to engage the services of PAC, Franklin Advisers or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed-income portion of the fund’s assets for which PAC is engaged as sub-advisor.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to new investment management, sub-management, and sub-advisory contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,520,590
Class B	5,872
Class C	138,751
Class P	3,165
Class R	16,267
Class R5	37
Class R6	116,142
Class Y	308,414
Total	$2,109,238

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $44,711 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,554, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$568,783	$2,665,830	$3,234,613
Class B	1.00%	1.00%	2,786	46,115	$48,901
Class C	1.00%	1.00%	187,192	989,030	$1,176,222
Class R	1.00%	0.50%	10,522	58,315	$68,837
Total			$769,283	$3,759,290	$4,528,573

For the period from August 2, 2024 through September 30, 2024, Franklin Distributors, acting as underwriter, received net commissions of $15,677 from the sale of class A shares and received $14 and $1,062 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period October 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $96,143 from the sale of class A shares and received no monies and $4,686 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through September 30, 2024, Franklin Distributors, acting as underwriter, received $2,253 on class A redemptions. For the period from October 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $1,062 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$4,361,788,987	$4,619,944,273
U.S. government securities (Long-term)	—	—
Total	$4,361,788,987	$4,619,944,273

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

62
Dynamic Asset Allocation Balanced Fund

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	5,257,858	$83,020,042	5,570,257	$78,396,799
Shares issued in connection with reinvestment of distributions	2,651,762	41,622,344	5,003,024	68,246,267
	7,909,620	124,642,386	10,573,281	146,643,066
Shares repurchased	(11,467,412)	(181,125,405)	(11,687,331)	(164,622,235)
Net decrease	(3,557,792)	$(56,483,019)	(1,114,050)	$(17,979,169)
	YEAR ENDED 9/30/24 *		YEAR ENDED 9/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	724	$11,574	8,860	$123,169
Shares issued in connection with reinvestment of distributions	8,939	136,013	50,697	685,648
	9,663	147,587	59,557	808,817
Shares repurchased	(618,751)	(9,809,245)	(591,293)	(8,278,451)
Net decrease	(609,088)	$(9,661,658)	(531,736)	$(7,469,634)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	729,475	$11,175,821	884,955	$11,984,261
Shares issued in connection with reinvestment of distributions	214,612	3,203,406	611,999	8,012,542
	944,087	14,379,227	1,496,954	19,996,803
Shares repurchased	(3,346,046)	(50,361,759)	(4,172,076)	(56,677,375)
Net decrease	(2,401,959)	$(35,982,532)	(2,675,122)	$(36,680,572)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class P	Shares	Amount	Shares	Amount
Shares sold	1,585,176	$26,001,660	3,567,227	$49,488,146
Shares issued in connection with reinvestment of distributions	73,604	1,171,181	1,063,848	14,401,644
	1,658,780	27,172,841	4,631,075	63,889,790
Shares repurchased	(594,984)	(9,593,576)	(22,883,580)	(320,547,966)
Net increase (decrease)	1,063,796	$17,579,265	(18,252,505)	$(256,658,176)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	114,195	$1,774,819	136,537	$1,895,304
Shares issued in connection with reinvestment of distributions	28,560	439,947	68,458	922,124
	142,755	2,214,766	204,995	2,817,428
Shares repurchased	(406,463)	(6,424,255)	(371,898)	(5,149,667)
Net decrease	(263,708)	$(4,209,489)	(166,903)	$(2,332,239)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	2,258	$38,293	7,563	$105,385
Shares issued in connection with reinvestment of distributions	51	822	43	589
	2,309	39,115	7,606	105,974
Shares repurchased	(91)	(1,408)	(582,938)	(8,514,303)
Net increase (decrease)	2,218	$37,707	(575,332)	$(8,408,329)
	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	2,318,458	$37,048,197	2,419,084	$34,075,874
Shares issued in connection with reinvestment of distributions	506,387	7,992,245	1,067,109	14,598,573
	2,824,845	45,040,442	3,486,193	48,674,447
Shares repurchased	(3,996,621)	(62,381,219)	(5,299,097)	(74,902,033)
Net decrease	(1,171,776)	$(17,340,777)	(1,812,904)	$(26,227,586)

Dynamic Asset Allocation Balanced Fund
63

	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	8,073,454	$130,373,908	4,321,757	$61,123,653
Shares issued in connection with reinvestment of distributions	544,054	8,613,760	1,121,505	15,335,702
	8,617,508	138,987,668	5,443,262	76,459,355
Shares repurchased	(6,980,337)	(110,995,004)	(9,972,457)	(141,366,753)
Net increase (decrease)	1,637,171	$27,992,664	(4,529,195)	$(64,907,398)
* Effective September 5, 2024, the fund terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
Short-term investments
Putnam Short Term Investment Fund Class P *	$18,519,993	$359,388,132	$269,266,526	$3,651,200	$108,641,599
Total Short-term investments	$18,519,993	$359,388,132	$269,266,526	$3,651,200	$108,641,599
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$19,000
Written equity option contracts (contract amount)	$12,000
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$78,100,000
Centrally cleared interest rate swap contracts (notional)	$296,000,000
OTC total return swap contracts (notional)	$271,900,000
OTC credit default contracts (notional)	$5,000,000
Centrally cleared credit default contracts (notional)	$109,600,000

64
Dynamic Asset Allocation Balanced Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$4,044,177 *	Payables	$144,090
Foreign exchange contracts	Receivables	409,905	Payables	354,178
Equity contracts	Investments, Receivables, Net assets — Unrealized appreciation	1,995,276 *	Payables, Net assets — Unrealized depreciation	7,188,361 *
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	1,558,352 *	Payables, Net assets — Unrealized depreciation	2,723,412 *
Total		$8,007,710		$10,410,041
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$2,861,930	$2,861,930
Foreign exchange contracts	—	—	(190,495)	—	$(190,495)
Equity contracts	(2,202,061)	(39,150,708)	—	11,812,961	$(29,539,808)
Interest rate contracts	—	6,349,651	—	509,774	$6,859,425
Total	$(2,202,061)	$(32,801,057)	$(190,495)	$15,184,665	$(20,008,948)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(270,873)	$(270,873)
Foreign exchange contracts	—	—	(661,778)	—	$(661,778)
Equity contracts	(3,850,163)	(14,283,556)	—	(417,738)	$(18,551,457)
Interest rate contracts	—	5,399,827	—	(433,947)	$4,965,880
Total	$(3,850,163)	$(8,883,729)	$(661,778)	$(1,122,558)	$(14,518,228)

Dynamic Asset Allocation Balanced Fund
65

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$231,167	$—	$—	$—	$—	$—	$—
OTC Total return swap contracts *#	—	443,932	—	—	—	—	1,281,494	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	401,908	60,576	—	—
Centrally cleared credit default contracts §	—	—	1,042,205	—	—	—	—	—	—
Futures contracts §	—	—	—	11,740	—	—	—	—	—
Forward currency contracts #	—	9,034	—	—	160	—	2,806	12,002	50,396
Purchased options **#	—	—	—	—	162,881	—	—	—	—
Total Assets	$—	$452,966	$1,273,372	$11,740	$163,041	$401,908	$1,344,876	$12,002	$50,396
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	247,997	—	—	—	—	—	—
OTC Total return swap contracts *#	—	252,657	—	—	—	—	1,601,139	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	61,247	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	1,035,647	—	—	—	—	—	—
Futures contracts §	—	—	—	806,581	—	—	—	—	—
Forward currency contracts #	50,876	2,093	—	—	—	—	389	51,092	15,356
Written options #	—	—	—	—	51,705	—	—	—	—
Total Liabilities	$50,876	$254,750	$1,283,644	$806,581	$51,705	$61,247	$1,601,528	$51,092	$15,356
Total Financial and Derivative Net Assets	$(50,876)	$198,216	$(10,272)	$(794,841)	$111,336	$340,661	$(256,652)	$(39,090)	$35,040
Total collateral received (pledged) †##	$(11,922)	$103,755	$—	$—	$111,336	$270,000	$(131,142)	$(10,965)	$—
Net amount	$(38,954)	$94,461	$(10,272)	$(794,841)	$—	$70,661	$(125,510)	$(28,125)	$35,040
Controlled collateral received (including TBA commitments) **	$—	$103,755	$—	$—	$170,000	$270,000	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$(11,922)	$—	$—	$—	$—	$—	$(131,142)	$(10,965)	$—

66
Dynamic Asset Allocation Balanced Fund

	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$—	$—	$231,167
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	1,725,426
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	2,152	73,841	65,690	—	—	—	—	—	604,167
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	1,042,205
Futures contracts §	5,156	—	—	—	—	—	—	—	16,896
Forward currency contracts #	—	—	3,332	190,828	128,631	12,716	—	—	409,905
Purchased options **#	—	—	—	—	—	—	—	—	162,881
Total Assets	$7,308	$73,841	$69,022	$190,828	$128,631	$12,716	$—	$—	$4,192,647
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—	—	247,997
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	1,853,796
OTC Credit default contracts — protection sold *#	41,456	—	41,387	—	—	—	—	—	144,090
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	1,035,647
Futures contracts §	1,109,456	—	—	—	—	—	—	—	1,916,037
Forward currency contracts #	—	—	80,211	5,717	41,861	106,035	—	548	354,178
Written options #	—	—	—	—	—	—	—	—	51,705
Total Liabilities	$1,150,912	$—	$121,598	$5,717	$41,861	$106,035	$—	$548	$5,603,450
Total Financial and Derivative Net Assets	$(1,143,604)	$73,841	$(52,576)	$185,111	$86,770	$(93,319)	$—	$(548)	$(1,410,803)
Total collateral received (pledged) †##	$—	$73,841	$(40,734)	$143,085	$86,770	$(93,319)	$—	$—
Net amount	$(1,143,604)	$—	$(11,842)	$42,026	$—	$—	$—	$(548)
Controlled collateral received (including TBA commitments) **	$28,000	$121,239	$—	$143,085	$160,950	$—	$8,806	$—	$1,005,835
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$(40,734)	$—	$—	$(122,201)	$—	$—	$(316,964)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $15,872,887 and $5,833,134, respectively.

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Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $113,674,677 as a capital gain dividend with respect to the taxable year ended September 30, 2024, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated $8,128,878 of income eligible as qualifying for the dividends received deduction for corporations.

For the reporting period, the fund hereby designates $14,269,950, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $19,113,527 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

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Dynamic Asset Allocation Balanced Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)
November 27, 2023 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
59,075,477	1,760,179	3,954,091
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
58,698,947	1,929,816	4,160,984
At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
58,502,661	1,879,894	4,407,192
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and an amended and restated Sub-Advisory Contract (the “Amended PAC Sub-Advisory Contract”) between Franklin Advisers and its affiliate, The Putnam Advisory Company, LLC (“PAC”). Franklin Advisers, FTIML, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. In connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Considerations in connection with the Trustees’ approval of the Amended PAC Sub-Advisory Contract

With respect to the proposed Amended PAC Sub-Advisory Contract, the Trustees considered that the contract was being amended and restated to remove PIL as a party to the contract, revise the sub-advisory fee structure for certain funds, and make certain other non-substantive changes to contractual terms. The Trustees noted that removing PIL from the New PAC Sub-Advisory Contract (defined below) among Franklin Advisers, PIL, and PAC would have no impact on the management of the funds, since Franklin Advisers, and not PIL, had been (under the New PAC Sub-Advisory Contract), and would continue to be (under the Amended PAC Sub-Advisory Contract), responsible for overseeing any services provided by PAC to the applicable funds. The Trustees also considered that the Amended PAC Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would compensate PAC for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 approvals,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement and the Amended PAC Sub-Advisory Contract

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, a New PAC Sub-Advisory Contract (defined below) for your fund among Franklin Advisers, PIL, and PAC, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, PIL, and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”), the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract”), and the previous sub-advisory contract among Putnam Management, PIL, and PAC with respect to the FI/IS Funds (the “Previous Sub-Advisory Contract,” and, together with the Previous Management Contracts and the Previous Sub-Management Contract, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts, the Previous Sub-Management Contract, and the Previous Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts,” the “New PIL Sub-Management Contract,” and the “New PAC Sub-Advisory Contract,” respectively). (Because PIL and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL and PAC, the Trustees did not attempt to evaluate PIL or PAC as separate entities.)

In addition to the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also

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considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts, New PIL Sub-Management Contract, and New PAC Sub-Advisory Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least January 30, 2026. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees

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did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

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For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	1st	1st

For the one-year period ended December 31, 2023, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2023, there were 573, 551 and 514 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	38954-AFSOI 11/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: November 22, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: November 22, 2024